UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09709
                                                    ----------------------------

                      HIGHLAND FLOATING RATE ADVANTAGE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                    Date of reporting period: AUGUST 31, 2005
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]
COVER PHOTO

                                 HIGHLAND FLOATING
                                RATE ADVANTAGE FUND
                                   Annual Report
                                  August 31, 2005

[GRAPHIC OMITTED]
HIGHLAND FUNDS
managed by Highland Capital Management, L.P.

--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

   TABLE OF CONTENTS

   Portfolio Managers' Letter ..........................................   1
   Fund Profile ........................................................   3
   Performance Information .............................................   4
   Understanding Your Expenses .........................................   5
   Financial Statements ................................................   6
      Investment Portfolio .............................................   7
      Statement of Assets and Liabilities ..............................  16
      Statement of Operations ..........................................  17
      Statements of Changes in Net Assets ..............................  18
      Statement of Cash Flows ..........................................  20
      Financial Highlights .............................................  21
      Notes to Financial Statements ....................................  25
   Report of Independent Registered Public Accounting Firm .............  31
   Trustees and Officers ...............................................  32
   Important Information About This Report .............................  34






A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

Dear Shareholders:

Highland Floating Rate Advantage Fund (the "Fund") is a non-diversified, closed-end management investment company that seeks to provide a high level of current income consistent with preservation of capital.

PERFORMANCE SUMMARY
For the 12-month period ended August 31, 2005, Class A shares of Highland Floating Rate Advantage Fund returned 6.56% without sales charge. That was greater than the return of the Fund's benchmark, the Credit Suisse First Boston ("CSFB") Leveraged Loan Index, which was 5.96% for the period. The Fund also did better than the Lipper Loan Participation Loan Category average, which was 5.83%. We believe the Fund was able to outperform because of favorable security selection and sector allocation, and also because of the positive effect of using leverage in a rising market.

LEVERAGE LOAN MARKET OVERVIEW
The year ending August 31, 2005 was another strong year for the leveraged loan market, which was fueled by improved earnings, and increased demand for floating rate loans. For the fiscal year ended August 31, 2005, total leveraged loan volume, as tracked by Standard & Poor's/Leveraged Commentary & Data, increased strongly to $279 billion, versus $215 billion in the prior year. However, during the year default rates, as tracked by Standard & Poor's/Loan Syndications & Trading Association Leveraged Loan Index, increased from a lagging 12-month default rate of 0.94% as of August 31, 2004, to 1.51% as of August 31, 2005.

As tracked by the CSFB Leveraged Loan Index, spreads on leveraged loans tightened considerably during the fiscal year of the Fund from a weighted average spread of 302 basis points at August 31, 2004, to 265 basis points at August 31, 2005. This spread tightening was offset by a significant increase in LIBOR (London Interbank Offered Rate) over the fiscal year. LIBOR is the rate of interest at which banks can borrow funds from other banks, in marketable size, in the London interbank market. As you can see in the chart below, 1-month LIBOR rose from 1.67% at August 31, 2004, to 3.70% at August 31, 2005. As a result, even though spreads tightened, the weighted average coupon on leveraged loans, as tracked by the CSFB Leveraged Loan Index, increased from 4.71% at August 31, 2004, to 6.34% at August 31, 2005, a change of 1.63% over the fiscal year.

                               [GRAPHIC OMITTED]
        EDGAR REPRESENTATION OF DATA POINTS USED IN GRAPHIC AS FOLLOWS:

                       3 MONTH LIBOR - 8/31/04-8/31/05*
--------------------------------------------------------------------------------
 8/31/04 1.67%
 9/30/04 1.84%
10/31/04 2.00%
11/30/04 2.29%
12/31/04 2.40%
 1/31/05 2.59%
 2/28/05 2.72%
 3/31/05 2.87%
 4/30/05 3.09%
 5/31/05 3.13%
 6/30/05 3.34%
 7/31/05 3.52%
 8/31/05 3.70%
--------------------------------------------------------------------------------

* Source British Bankers Association

PORTFOLIO OVERVIEW
During the fiscal year the Fund initiated core positions in several new investments. Specifically, positions were taken in loans issued by Home Interiors & Gifts, Inc., a manufacturer and distributor of home decorative accessories, DS Waters Enterprises LP, a home and office delivery bottled water operator, and Kerr-McGee Corp., a global energy and chemical company. These comprise 2.3%, 1.7% and 1.7% of net assets, respectively. These percentages represent the percentages

--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

of net assets for each holding as of August 31, 2005 and are subject to change.

The Fund continues to be overweighted in the Cable & Satellite Television industry, which constituted 11.4% of net assets and performed well for the Fund. Century Cable Holdings LLC and Charter Communications Operating LLC (1.8% and 1.6% of net assets, respectively) had another strong year for the Fund.

We believe the Fund remains well diversified. As of August 31, 2005, the average individual loan position represented approximately 0.3% of total assets, while the average industry sector exposure accounted for roughly 2.9%.

ADDITIONAL FUND INFORMATION
Effective May 23, 2005, the Fund is now able to invest up to 20% of its net assets in senior loans of foreign borrowers that are foreign currency denominated. We believe this change will be of a benefit to the Fund and allow it to invest in senior loans previously unavailable to the Fund.

USE OF LEVERAGE
The Fund utilizes financial leverage in an effort to increase the yield to the shareholders. As of August 31, 2005, the Fund had borrowings under its credit facility of $250 million. Total leverage, as a percentage of net assets, was 26.5% at period end. While we believe the use of leverage for investment purposes increases investment opportunity, it also increases investment risk.

We thank you for your investment in the Fund.

/S/MARK OKADA              /S/JOE DOUGHERTY
Mark Okada                 Joe Dougherty
Portfolio Manager          Portfolio Manager


Mark Okada and Joe Dougherty have been portfolio managers of the Highland Floating Rate Advantage Fund since April 15, 2004.

Just like any other investment, floating rate loan investments present financial risks. Defaults on the loans in the Portfolio could reduce the Fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could result in the Fund's managers having to replace the loan with a lower-yielding security, which could affect the valuation of the Portfolio's holdings.

The Fund is a continuously offered, closed-end management investment company that provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the Fund's Trustees must approve the actual tender. Please read the Fund's prospectus and statement of additional information carefully for more details.

The Fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holdings can have a greater impact on the Fund's net asset value than could a default in a more diversified portfolio.

Floating rate loans are not covered by FDIC insurance or other guarantees relating to timely payment of principal and interest.

Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts will come to pass. The opinions expressed are those of the management of the Fund and are subject to change.

FUND PROFILE
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

                                    OBJECTIVE
                       To provide a high level of current
                      income consistent with preservation
                                  of capital.

                                TOTAL NET ASSETS
                                (AS OF 08/31/05)
                                 $942.8 million

The information below gives you a snapshot of your Fund at the end of the reporting period. Your Fund is actively managed and the composition of its portfolio will change over time.

QUALITY BREAKDOWN AS OF 08/31/05 (%)
------------------------------------
  Ba                           13.9
------------------------------------
  B                            59.9
------------------------------------
  Caa                           7.7
------------------------------------
  NR                           18.5
------------------------------------

TOP 5 SECTORS AS OF 08/31/05 (%)
------------------------------------
  Cable & Satellite Television 11.4
------------------------------------
  Utilities                     8.5
------------------------------------
  Oil/Gas                       8.2
------------------------------------
  Lodging & Casinos             8.0
------------------------------------
  Health Care                   7.9
------------------------------------

TOP 10 HOLDINGS AS OF 08/31/05 (%)
----------------------------------------------------------------------------
  Home Interiors & Gifts, Inc., Initial Term Loan, 8.38%, 03/31/11      2.3
----------------------------------------------------------------------------
  OpBiz LLC, Term Loan A, 6.50%, 08/31/10                               1.9
----------------------------------------------------------------------------
  DS Waters Enterprises LP, Term Loan, 8.17%, 11/07/09                  1.7
----------------------------------------------------------------------------
  General Growth Properties, Inc., Tranche B Term Loan, 5.67%, 11/12/08 1.6
----------------------------------------------------------------------------
  Cricket Communications, Inc., Term Loan B, 5.99%, 01/10/11            1.6
----------------------------------------------------------------------------
  Extended Stay America, Inc., Mezzanine Loan, 08/01/08                 1.6
----------------------------------------------------------------------------
  Century Cable Holdings LLC, Term Loan, 8.50%, 06/30/09                1.5
----------------------------------------------------------------------------
  LNR Property Corp., Tranche B Term Loan, 6.69%, 02/03/08              1.4
----------------------------------------------------------------------------
  SunGard Data Systems, Inc., U.S. Term Loan, 6.28%, 02/11/13           1.3
----------------------------------------------------------------------------
  Blockbuster Entertainment Corp., Tranche B Term Loan, 7.26%, 08/20/11 1.3
----------------------------------------------------------------------------


Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

        VALUE OF $10,000 INVESTMENT 01/13/00 (INCEPTION DATE) - 08/31/05

                                [GRAPHIC OMITTED]
         EDGAR REPRESENTATION OF DATA POINTS USED IN GRAPHIC AS FOLLOWS:

                  Class A                  CSFB Leveraged
             (with sales charge)             Loan Index
01/13/2000          $9,646                    $10,000
    Aug-00         $10,330                    $10,360
    Aug-01         $10,916                    $10,871
    Aug-02         $10,493                    $10,662
    Aug-03         $12,125                    $11,707
    Aug-04         $13,717                    $12,532
    Aug-05         $14,616                    $13,279

This chart compares a $10,000 investment made in the Class A Shares of the Fund to $10,000 investments made in the index, the Credit Suisse First Boston ("CSFB") Leveraged Loan Index. CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the Fund may not match those in an index. Index performance is from December 31, 1999.

PERFORMANCE OF A $10,000 INVESTMENT CLASS INCEPTION - 08/31/05 ($)
--------------------------------------------------------------------------
  Sales Charge                         Without                     With
--------------------------------------------------------------------------
  Class A                              15,153                     14,616
--------------------------------------------------------------------------
  Class B                              14,866                     14,866
--------------------------------------------------------------------------
  Class C                              14,743                     14,743
--------------------------------------------------------------------------
  Class Z                              15,446                       n/a
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 08/31/05 (%)
----------------------------------------------------------------------------------------------------------------------------
  Share Class                             A                          B                       C                        Z
----------------------------------------------------------------------------------------------------------------------------
  Class Inception Date                01/13/00                   01/13/00                01/13/00                 01/13/00
----------------------------------------------------------------------------------------------------------------------------
  Sales Charge                    Without     With          Without     With         Without     With             Without
----------------------------------------------------------------------------------------------------------------------------
  1 - YEAR                         6.56        2.81           6.19       2.94          6.03       5.03              6.93
  5 - YEAR                         7.40        6.63           7.06       6.91          6.90       6.90              7.79
  SINCE INCEPTION                  7.66        6.97           7.29       7.29          7.13       7.13              8.02

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.HIGHLANDFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. RETURN FIGURES REFLECT VOLUNTARY EXPENSE REIMBURSEMENTS AND FEE WAIVERS. WITHOUT REIMBURSEMENTS OR WAIVERS, FUND RETURNS WOULD HAVE BEEN LOWER.

TOTAL RETURNS "WITHOUT SALES CHARGE", DOES NOT INCLUDE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE (CDSC). TOTAL RETURNS "WITH SALES CHARGE", REFLECT THE MAXIMUM SALES CHARGE OF 3.50% ON CLASS A SHARES; THE MAXIMUM CDSC OF 3.25% ON CLASS B SHARES SOLD WITHIN THE FIRST YEAR THEY ARE PURCHASED FOR CALCULATION OF THE 1-YEAR RETURN AND THE MAXIMUM CDSC OF 1.00% ON CLASS B SHARES SOLD WITHIN THE FIFTH YEAR THEY ARE PUR CHASED FOR CALCULATION OF THE 5-YEAR RETURN; AND THE CDSC OF 1.00% ON CLASS C SHARES SOLD WITHIN THE FIRST YEAR THEY ARE PURCHASED.

UNDERSTANDING YOUR EXPENSES
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

MARCH 1, 2005 - AUGUST 31, 2005
---------------------------------------------------------------------------------------------------------------------------
                       Account Value at the         Account Value at the          Expenses Paid          Fund's annualized
                    beginning of the period ($)     end of the period ($)    during the period ($)(1)  expense ratio (%)(2)
---------------------------------------------------------------------------------------------------------------------------
                     ACTUAL     HYPOTHETICAL       ACTUAL    HYPOTHETICAL     ACTUAL      HYPOTHETICAL
  CLASS A           1,000.00       1,000.00       1,034.90      1,014.32       11.08          10.97             2.16
  CLASS B           1,000.00       1,000.00       1,033.10      1,012.55       12.86          12.73             2.51
  CLASS C           1,000.00       1,000.00       1,032.20      1,011.80       13.63          13.49             2.66
  CLASS Z           1,000.00       1,000.00       1,036.70      1,016.08        9.29           9.20             1.81

(1) Expenses paid during the period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in most recent fiscal half-year and divided by 365.
(2) Annualized, based on the Fund's most recent fiscal half-year expenses.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

                       A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

        INVESTMENT  PORTFOLIO The Investment Portfolio details all of the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

      STATEMENT OF ASSETS AND This statement details  the Fund's assets,
                  LIABILITIES liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

      STATEMENT OF OPERATIONS This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations.

        STATEMENTS OF CHANGES These statements demonstrate how the Fund's
                IN NET ASSETS net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statements of Changes in Net Assets also details changes in the number of shares outstanding.

      STATEMENT OF CASH FLOWS The Statement of Cash Flows reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash, foreign currency and cash equivalents during the period.

        FINANCIAL  HIGHLIGHTS The Financial Highlights demonstrate how the Fund's net asset value per share was affected by the fund's operating results. The Financial Highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).



NOTES TO FINANCIAL STATEMENTS These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

INVESTMENT PORTFOLIO

AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

SENIOR LOAN NOTES (A) - 114.9%

AEROSPACE/DEFENSE - 1.0%
              Decrane Aircraft Holdings, Inc.
  2,178,433    Term Loan B, 9.02%, 06/30/08 ..............      2,189,325
  1,118,362    Term Loan D, 9.52%, 06/30/08 ..............      1,121,158
              GenCorp, Inc.
  2,625,000    Credit Linked Certificate of Deposit,
               6.67%, 12/06/10 ...........................      2,661,146
    848,750    Term Loan, 6.86%, 12/06/10 ................        856,176
  2,985,882   Vought Aircraft Industries, Inc.
               Term Loan, 6.17%, 12/22/11 ................      3,038,762
                                                            -------------
                                                                9,866,567
                                                            -------------

AIR TRANSPORT - 1.0%
              Continental Airlines, Inc.
    857,143    Tranche A-1 Term Loan,
               8.73%, 06/01/11 ...........................        860,357
  2,142,857    Tranche A-2 Term Loan,
               8.73%, 06/01/11 ...........................      2,150,893
  2,000,000   Northwest Airlines, Inc.
               Tranche C Term Loan,
               10.07%, 11/23/10 ..........................      1,967,500
  4,456,969   United Airlines, Inc.
               Tranche B, 7.96%, 12/30/05 ................      4,492,268
                                                            -------------
                                                                9,471,018
                                                            -------------

AUTOMOTIVE - 4.2%
  4,500,000   Delphi Corp.
               Term Loan, 10.30%, 06/14/11 ...............      4,626,173
              Federal-Mogul Corp.
  1,457,560    Supplemental Revolver,
               7.43%, 12/09/05 ...........................      1,308,160
  5,000,000    Tranche B Term Loan,
               6.18%, 02/24/05 (f) .......................      4,648,200
    573,404    Tranche C Term Loan,
               7.43%, 12/09/05 ...........................        574,838
              Goodyear Tire & Rubber Co.
  5,500,000    Second Lien Term Loan,
               6.32%, 04/30/10 ...........................      5,573,370
  3,500,000    Third Lien Term Loan,
               7.07%, 03/01/11 ...........................      3,492,580
              Hayes Lemmerz International, Inc.
  4,651,097    Term Loan B, 6.85%, 06/03/09 ..............      4,708,259
  1,000,000    Term Loan C, 8.92%, 06/03/10 ..............      1,015,000
              Key Plastics LLC
  4,538,436    Term Loan B, 6.66%, 06/29/10 ..............      4,572,474
  3,495,000    Term Loan C, 9.40%, 06/25/11 ..............      3,433,837
  1,331,298   Plastech, Inc.
               Term Loan B, 8.24%, 03/31/10 ..............      1,288,031
  2,000,000   RJ Tower Corp.
               Tranche B DIP Term Loan,
               6.63%, 02/02/07 ...........................      2,014,780
  2,000,000   Tire Rack Holdings, Inc.
               Tranche B Term Loan,
               5.82%, 06/24/12 ...........................      2,035,000
    723,333   United Components, Inc.
               Tranche C Term Loan,
               5.75%, 06/30/10 ...........................        735,312
                                                            -------------
                                                               40,026,014
                                                            -------------

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

BEVERAGE & TOBACCO - 3.3%
  2,733,333   Caribbean Restaurant LLC
               Tranche B, 6.34%, 06/30/09 ................      2,776,903
  1,219,795   Commonwealth Brands, Inc.
               Incremental Term Loan,
               7.00%, 08/28/07 ...........................      1,242,666
  3,907,257   Dr. Pepper Bottling Company of Texas
               Tranche B Term Loan,
               5.35%, 12/19/10 ...........................      3,968,796
 16,024,907   DS Waters Enterprises LP
               Term Loan, 8.17%, 11/07/09 ................     15,680,371
  1,995,000   Intabex Netherlands BV
               Term Loan B, 6.73%, 05/13/10 ..............      2,024,925
  3,750,000   National Distributing Co., Inc.
               Second Lien Term Loan,
               10.15%, 06/01/10 ..........................      3,759,375
  1,235,294   Sunny Delight Beverage Co.
               First Lien Term Loan,
               7.95%, 08/20/10 ...........................      1,239,926
                                                            -------------
                                                               30,692,962
                                                            -------------

BROADCAST RADIO & TELEVISION - 1.5%
  5,500,000   HIT Entertainment PLC
               Second Lien Term Loan,
               02/17/13 (b) ..............................      5,634,090
              Spanish Broadcasting Systems, Inc.
  2,992,500    First Lien Term Loan,
               5.49%, 06/10/12 ...........................      3,039,273
    500,000    Second Lien Term Loan,
               7.51%, 06/10/13 ...........................        507,500
  2,926,833   Warner Music Group

               Term Loan B, 5.70%, 02/28/11 ..............      2,961,311
  2,000,000   Young Broadcasting, Inc.
               Term Loan, 5.77%, 11/03/12 ................      2,021,680
                                                            -------------
                                                               14,163,854
                                                            -------------

BUILDING & DEVELOPMENT - 4.9%
  4,878,622   Atrium Cos., Inc.
               Term Loan, 6.37%, 12/28/11 ................      4,813,541
  2,717,048   CB Richard Ellis Services, Inc.
               Term Loan, 5.65%, 03/31/10 ................      2,744,219
              Custom Building Products, Inc.
  1,995,000    First Lien Term Loan,
               5.74%, 10/20/11 ...........................      2,011,199
  1,500,000    Second Lien Term Loan,
               8.58%, 04/20/12 ...........................      1,491,570
  3,500,000   Harmon Koval Partners LLC
               Second Lien Term Loan,
               10.55%, 06/30/07 ..........................      3,561,250
  1,950,356   Lake at Las Vegas Joint Venture
               First Lien Term Loan,
               6.31%, 11/01/09 ...........................      1,974,735
              LNR Property Corp.
  1,866,467    Tranche A Term Loan,
               6.53%, 02/03/08 ...........................      1,867,624
 13,229,595    Tranche B Term Loan,
               6.69%, 02/03/08 ...........................     13,359,510
              NATG Holdings LLC
    131,418    Credit Linked Certificate of Deposit,
               6.11%, 01/23/09 ...........................        123,533
    125,466    Term Loan A, 8.20%, 01/23/09 ..............         25,093
     91,747    Term Loan B1, 8.70%, 01/23/10 .............         27,065
      9,144    Term Loan B2, 8.70%, 01/23/10 .............          8,595
    990,000   Nortek Holdings, Inc.
               Term Loan, 5.91%, 08/27/11 ................      1,003,405



                           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     7

AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

BUILDING & DEVELOPMENT (CONTINUED)
  3,000,000   Palmdale Hills Property LLC
               First Lien Term Loan,
               6.61%, 05/19/10 (b) .......................      3,000,000
  1,500,000   Pivotal Group-Promontory
               First Lien Term Loan,
               08/31/10 (b) ..............................      1,515,000
              Ply Gem Industries, Inc.
    254,653    Canadian Term Loan,
               6.16%, 02/12/11 ...........................        256,563
  1,732,983    U S Dollar Term Loan,
               6.16%, 02/12/11 ...........................      1,745,981
    985,000   St. Mary's Cement, Inc.
               Term Loan B, 5.49%, 12/04/09 ..............        996,081
  5,500,000   TE/TOUSA Mezzanine LLC
               Senior Mezzanine Loan,
               9.06%, 08/01/09 ...........................      5,500,000
                                                            -------------
                                                               46,024,964
                                                            -------------

BUSINESS EQUIPMENT & SERVICES - 4.6%
              ACI Billing Services, Inc.
    975,000    First Lien Term Loan,
               6.49%, 04/18/10 ...........................        979,875
    997,500    Second Lien Term Loan,
               11.25%, 04/18/11 ..........................      1,012,462
  3,133,477   American Achievement Corp.
               Term Loan B, 5.85%, 03/25/11 ..............      3,178,536
  3,990,000   Audio Visual Services Corp.
               Term Loan, 6.23%, 05/18/11 ................      4,039,875
  4,416,667   Brickman Group Holdings, Inc.
               Term Loan, 8.74%, 11/15/09 ................      4,405,625
  2,512,584   Carey International, Inc.
               Second Lien Term Loan,
               12.19%, 05/10/12 ..........................      2,135,696
  4,383,690   CCC Information Services Group, Inc.
               Term Loan, 6.42%, 08/20/10 ................      4,449,445
  2,000,000   ClientLogic Corp.
               Second Lien Term Loan,
               12.45%, 09/03/12 ..........................      2,021,240
    965,242   Data Transmissions Network Corp.
               Tranche B Term Loan,
               6.61%, 03/17/12 ...........................        974,894
  2,000,000   GXS Corp.
               Second Lien Term Loan,
               12/20/11 (b) (c) ..........................      2,000,000
  5,678,125   Hillman Group, Inc.
               Term Loan B, 6.69%, 03/30/11 ..............      5,781,013
  2,000,000   IPC Acquisition Corp.
               First Lien Tranche B Term Loan,
               6.31%, 08/05/11 ...........................      2,024,160
  6,035,294   Knoll, Inc.
               Initial Term Loan, 6.52%, 09/30/11 ........      6,088,103
  1,000,000   Outsourcing Solutions, Inc.
               Term Loan, 7.92%, 09/30/10 ................      1,007,500
  2,000,000   Survey Sampling International LLC
               Second Lien Term Loan,
               10.74%, 05/06/12 ..........................      2,023,760
  1,000,000   WestCom Corp.
               Second Lien Term Facility,
               10.68%, 06/17/11 ..........................      1,022,500
                                                            -------------
                                                               43,144,684
                                                            -------------

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

CABLE & SATELLITE TELEVISION - 11.0%
  4,991,627   Adelphia Communications Corp.
               Tranche B DIP Term Loan,
               6.31%, 03/31/06 ...........................      5,016,585
  2,500,000   Atlantic Broadband Finance LLC
               Tranche B-1 Term Loan,
               6.11%, 09/01/11 ...........................      2,528,125
  6,930,000   Bragg Communications, Inc.
               Term Loan B, 6.36%, 08/31/11 ..............      7,012,328
  3,500,000   Bresnan Communications LLC
               Tranche B Term Loan,
               7.08%, 09/30/10 ...........................      3,563,000
  6,418,750   Cebridge Connections, Inc.
               Second Lien Term Loan,
               9.66%, 02/23/10 ...........................      6,482,937
              Century Cable Holdings LLC
  1,000,000    Discretionary Term Loan,
               8.50%, 12/31/09 ...........................        990,000
  2,500,000    Revolver, 7.25%, 03/31/09 .................      2,463,550
 13,833,333    Term Loan, 8.50%, 06/30/09 ................     13,731,243
              Charter Communications
               Operating LLC
  4,993,791    Tranche A Term Loan,
               6.68%, 04/27/10 ...........................      4,967,674
  9,887,707    Tranche B Term Loan,
               6.93%, 04/27/11 ...........................      9,919,348
  5,506,875   Knology, Inc.
               Second Lien Term Loan,
               13.68%, 06/29/11 ..........................      5,341,669
  3,465,066   Mediacom Broadband Group LLC
               Term Loan B, 5.44%, 09/30/10 ..............      3,514,893
  1,990,000   Mediacom Communications Corp.
               Term Loan B, 5.81%, 03/31/13 ..............      2,022,835
  1,994,173   Millennium Digital Media Systems LLC
               Facility C Term Loan,
               9.00%, 10/31/08 ...........................      2,009,129
              Olympus Cable Holdings LLC
  6,000,000    Term Loan A, 7.75%, 06/30/10 ..............      5,936,280
  7,000,000    Term Loan B, 8.50%, 09/30/10 ..............      6,950,230
  3,000,000   Puerto Rico Cable Acquisition Co., Inc.
               First Lien Term Loan,
               8.75%, 07/28/11 ...........................      3,043,140
  1,995,000   Rainbow National Services LLC
               Term Loan B, 6.44%, 03/31/12 ..............      2,011,618
    997,500   Susquehanna Media Co.
               Term Loan B, 5.33%, 03/31/12 ..............      1,009,969
              UPC Broadband Holding BV
  6,965,000    Term Loan F2, 7.19%, 03/31/09 .............      7,049,416
  1,500,000    Term Loan H2, 6.25%, 09/30/12 .............      1,516,710
  6,417,431   WideOpenWest LLC
               Term Loan B, 6.56%, 06/22/11 ..............      6,481,606
                                                            -------------
                                                              103,562,285
                                                            -------------

CHEMICALS/PLASTICS - 3.7%
  3,000,000   Berry Plastics Corp.
               Term Loan, 5.60%, 12/02/11 ................      3,053,460
  3,500,000   Brenntag AG
               Faciltiy B2, 6.81%, 02/27/12 ..............      3,555,440
  5,532,949   Celenese
               Dollar Term Loan B,
               5.74%, 04/06/11 ...........................      5,638,075
  5,375,000   Huntsman International LLC
               Term B Dollar Loan,
               5.32%, 08/16/12 ...........................      5,449,712

8                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

CHEMICALS/PLASTICS (CONTINUED)
    583,882   INVISTA Canada Co.
               Tranche B-2 Term Loan,
               5.75%, 04/29/11 ...........................        594,100
  1,345,765   INVISTA S.A.R.L.
               Tranche B-1 Term Loan,
               5.75%, 04/29/11 ...........................      1,365,951
  3,954,143   Kraton Polymers Group of Cos.
               Term Loan, 6.29%, 12/23/10 ................      4,022,115
              Nalco Co.
  2,720,674    Tranche A-1 Term Loan,
               6.06%, 11/04/09 ...........................      2,752,995
  2,061,824    Tranche B Term Loan,
               5.65%, 11/04/10 ...........................      2,093,864
  1,870,000   Polypore, Inc.
               U S Term Loan, 5.92%, 11/12/11 ............      1,880,921
  4,477,500   Rockwood Specialties Group, Inc.
               Tranche B Term Loan,
               5.93%, 07/30/12 ...........................      4,555,856
                                                            -------------
                                                               34,962,489
                                                            -------------

CLOTHING/TEXTILES - 1.0%
  2,977,273   Levi Strauss & Co.
               Tranche A Term Loan,
               10.63%, 09/29/09 ..........................      3,118,068
  6,533,333   Polymer Group, Inc.
               First Lien Term Loan,
               6.73%, 04/27/10 ...........................      6,623,167
                                                            -------------
                                                                9,741,235
                                                            -------------

CONGLOMERATE - 1.0%
  3,346,000   Appleton Papers, Inc.
               Term Loan, 5.64%, 06/11/10 ................      3,389,933
  1,246,617   Jason, Inc.
               Term Loan B, 8.10%, 06/30/07 ..............      1,227,918
  1,884,824   Mueller Group, Inc.
               Initial Term Loan, 6.37%, 04/23/11 ........      1,907,216
  2,781,120   Youth & Family Centered Services, Inc.
               Term Loan B, 7.65%, 05/28/11 ..............      2,781,120
                                                            -------------
                                                                9,306,187
                                                            -------------

CONTAINER/GLASS PRODUCTS - 3.1%
  3,465,000   Consolidated Container Co. LLC
               Term Loan, 6.69%, 12/15/08 ................      3,508,312
              Graham Packaging International, Inc.
  1,500,000    Second Lien Term Loan,
               7.75%, 04/07/12 ...........................      1,537,500
  8,948,765    Term Loan B, 6.03%, 10/07/11 ..............      9,105,369
  3,650,194   Graphic Packaging International, Inc.
               Tranche C Term Loan,
               6.03%, 08/09/10 ...........................      3,713,744
  1,980,000   Kranson Industries, Inc.
               Term Loan, 6.24%, 07/30/11 ................      2,004,750
  6,895,000   Solo Cup, Inc.
               Term B1 Loan, 5.68%, 02/27/11 .............      6,971,810
  1,975,000   U.S. Can Corp.
               Term Loan B, 7.65%, 01/10/10 ..............      1,984,875
                                                            -------------
                                                               28,826,360
                                                            -------------

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

COSMETICS/TOILETRIES - 0.8%
  2,238,750   Marietta Intermediate Holdings
               First Lien Term Loan,
               6.82%, 12/17/10 ...........................      2,259,749
  2,000,000   MD Beauty, Inc.
               Second Lien Term Loan,
               9.90%, 02/18/13 ...........................      2,045,000
  2,875,000   Revlon Consumer Products Corp.
               Term Loan, 9.52%, 07/09/10 ................      2,981,605
                                                            -------------
                                                                7,286,354
                                                            -------------

DIVERSIFIED MANUFACTURING - 0.3%
  1,000,000   GenTek, Inc.
               Second Lien Term Loan,
               9.35%, 02/28/12 ...........................        986,660
  1,962,342   Propex Fabrics, Inc.
               Term Loan, 5.74%, 12/31/11 ................      1,967,248
                                                            -------------
                                                                2,953,908
                                                            -------------

ECOLOGICAL SERVICE & EQUIPMENT - 1.0%
              Allied Waste North America, Inc.
  2,092,951    Term Loan, 5.55%, 01/15/12 ................      2,113,001
    798,855    Tranche A Credit Linked Deposit,
               2.00%, 01/15/12 ...........................        806,508
  1,863,636   Envirocare of Utah LLC
               Term Loan, 6.11%, 04/13/10 ................      1,900,909
  4,500,000   Environmental Systems Products
               Holdings
               Second Lien, 13.70%, 12/12/10 .............      4,590,000
                                                            -------------
                                                                9,410,418
                                                            -------------

ELECTRONIC/ELECTRIC - 5.5%
  3,500,000   Amkor Technology, Inc.
               Second Lien Term Loan,
               8.33%, 10/27/10 ...........................      3,596,250
  3,000,000   Comsys Information Technology
               Services, Inc.
               Second Lien Term Loan,
               11.02%, 04/30/10 ..........................      3,007,500
              Corel Corp.
    987,500    First Lien Term Loan,
               7.86%, 02/22/10 ...........................        987,500
  2,000,000    Second Lien Term Loan,
               11.73%, 08/15/10 ..........................      2,025,000
  1,000,000   Datatel, Inc.
               Second Lien Term Loan,
               8.85%, 10/05/11 ...........................      1,010,000
              Infor Global Solutions European
               Finance S.A.R.L.
  1,014,228    Euro Revolving Credit,
               7.21%, 04/18/10 (h) .......................        978,730
  1,800,000    First Lien Term Loan,
               6.75%, 04/18/11 ...........................      1,820,250
  1,500,000    Second Lien Lux Term Loan,
               10.75%, 04/18/12 ..........................      1,516,875
              Magellan Holdings, Inc.
  2,200,000    First Lien Term Loan,
               6.75%, 04/18/11 ...........................      2,224,750
  2,500,000    Second Lien U S Term Loan,
               10.75%, 04/18/12 ..........................      2,528,125
  6,457,500   ON Semiconductor Corp.
               Tranche G Term Loan,
               6.50%, 12/15/11 ...........................      6,551,650


                     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.           9

AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

ELECTRONIC/ELECTRIC (CONTINUED)
  2,400,000   RedPrairie Corp.
               Second Lien Term Loan,
               12.50%, 05/23/09 ..........................      2,406,000
 12,500,000   SunGard Data Systems, Inc.
               U S Term Loan, 6.28%, 02/11/13 ............     12,682,875
  2,250,000   Transfirst Holdings, Inc.
               Second Lien Term Loan,
               11.00%, 03/31/11 ..........................      2,289,375
  2,836,779   UGS Corp.
               Term Loan, 5.67%, 05/27/11 ................      2,881,998
  4,975,000   Viasystems, Inc.
               Tranche B Term Loan,
               7.64%, 09/30/09 ...........................      5,034,103
                                                            -------------
                                                               51,540,981
                                                            -------------

EQUIPMENT LEASING - 1.1%
              NES Rentals Holdings, Inc.
  1,153,333    First Lien Term Loan,
               6.94%, 08/17/09 ...........................      1,159,100
     28,182    Revolver, 7.00%, 08/17/09 (h) .............         28,138
  2,981,222    Second Lien Term Loan,
               9.71%, 08/17/10 ...........................      3,059,479
              United Rentals, Inc.
  3,127,083    Initial Term Loan, 5.92%, 02/14/11 ........      3,164,233
  2,723,333    Tranche B Credit Linked Deposit,
               2.25%, 02/14/11 ...........................      2,757,375
                                                            -------------
                                                               10,168,325
                                                            -------------

FINANCIAL INTERMEDIARIES - 0.5%
  3,000,000   Arias Acquisitions, Inc.
               Term Loan, 9.00%, 07/26/11 ................      3,016,860
              Stile Acquisition Corp.
  1,493,328    Canadian Term Loan,
               5.66%, 04/06/13 ...........................      1,499,241
    496,672    U S Dollar Term Loan,
               5.66%, 04/06/13 ...........................        498,788
                                                            -------------
                                                                5,014,889
                                                            -------------

FOOD PRODUCTS - 2.5%
  3,000,000   CTI Food Holdings Co. LLC
               Second Lien Secured Term Loan,
               9.58%, 06/02/12 ...........................      3,060,000
  1,985,000   Doane Pet Care Co.
               Term Loan, 7.41%, 11/05/09 ................      2,015,609
              Interstate Brands Corp.
    625,000    Tranche A Term Loan,
               7.75%, 07/19/06 ...........................        628,750
    935,696    Tranche B Term Loan,
               7.72%, 07/19/07 ...........................        942,424
  2,895,340    Tranche C Term Loan,
               7.77%, 07/19/07 ...........................      2,929,737
              Krispy Kreme Doughnuts, Inc.
    800,000    Second Lien Tranche A Credit Link
               Deposit, 3.58%, 04/01/10 ..................        806,000
  3,192,000    Second Lien Tranche B Term
               Loan, 9.55%, 04/01/10 .....................      3,215,940
  3,980,893   Luigino's, Inc.
               Term Loan, 6.49%, 04/02/11 ................      4,013,218
  3,247,886   Merisant Co.
               Tranche B Term Loan,
               6.93%, 01/11/10 ...........................      3,217,421

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

FOOD PRODUCTS (CONTINUED)
  3,130,151   Pinnacle Foods Holding Corp.
               Term Loan, 6.76%, 11/25/10 ................      3,174,756
                                                            -------------
                                                               24,003,855
                                                            -------------
FOOD SERVICES - 1.1%
  1,000,000   AFC Enterprises, Inc.
               Tranche B Term Loan,
               5.75%, 05/09/11 ...........................      1,012,500
              Buffets, Inc.
    500,000    Synthetic Letters of Credit,
               5.62%, 06/28/09 ...........................        501,250
  3,991,619    Term Loan, 7.16%, 06/28/09 ................      4,031,535
              Captain D's Inc., LLC
  2,895,000    First Lien Term Loan,
               7.42%, 12/27/10 ...........................      2,949,281
  2,000,000    Second Lien Term Loan,
               9.67%, 06/27/11 ...........................      2,007,500
                                                            -------------
                                                               10,502,066
                                                            -------------

FOOD/DRUG RETAIL - 1.9%
  1,000,000   Bi-Lo LLC
               Term Loan, 7.56%, 07/01/11 ................      1,004,380
  4,950,000   Jean Coutu Group, Inc.
               Term Loan B, 5.94%, 07/30/11 ..............      5,034,249
              Michael Foods, Inc.
  3,000,000    Floater Term Loan,
               6.59%, 11/20/11 ...........................      3,083,460
  4,563,758    Term Loan B, 5.15%, 11/21/10 ..............      4,637,919
  2,493,750   Reliant Pharmaceuticals, Inc.
               First Lien Term Loan,
               13.06%, 06/30/08 ..........................      2,496,867
  1,995,000   Vitaquest International, Inc.
               First Lien Term Loan,
               7.07%, 03/07/11 ...........................      1,996,237
                                                            -------------
                                                               18,253,112
                                                            -------------

FOREST PRODUCTS - 0.3%
  3,000,000   NewPage Corp.
               Term Loan, 6.58%, 05/02/11 ................      3,048,750
                                                            -------------

HEALTH CARE - 7.9%
  4,286,361   Alliance Imaging, Inc.
               Tranche C1 Term Loan,
               5.94%, 12/29/11 ...........................      4,343,970
  3,342,633   Alpharma Operating Corp.
               Term Loan B, 6.86%, 10/05/08 ..............      3,354,132
  1,449,058   American HomePatient, Inc.
               Term Loan, 08/01/09 (b) (i) ...............      1,438,191
  2,985,000   American Medical Response, Inc.
               Term Loan, 5.89%, 02/10/12 ................      3,034,432
  2,773,358   Ameripath, Inc.
               Term Loan, 6.92%, 03/27/10 ................      2,801,092
              Carl Zeiss Vision
  1,000,000    Term B U S Dollar Loan,
               6.24%, 05/04/13 ...........................      1,011,250
  2,000,000    Term C U S Dollar Loan,
               6.74%, 05/04/14 ...........................      2,015,000
  3,000,000    Term D U S Dollar Loan,
               8.99%, 11/04/14 ...........................      3,041,250


10                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

HEALTH CARE (CONTINUED)
              Cornerstone Healthcare Group
               Holding, Inc.
  1,000,000    Senior Subordinated Unsecured
               Notes, 14.00%, 07/15/12 (i) ...............      1,012,500
  2,000,000    Term Loan, 7.84%, 07/15/11 ................      2,012,500
  2,000,000   CRC Health Corp.
               Term Loan, 6.24%, 05/11/11 ................      2,020,000
  2,058,824   DaVita, Inc.
               Tranche B Term Loan,
               05/26/12 (b) ..............................      2,091,147
  1,170,970   Encore Medical IHC, Inc.
               Term Loan, 6.48%, 10/04/10 ................      1,189,260
  6,500,000   FHC Health Systems, Inc.
               Third Lien Term Loan,
               12.23%, 01/14/11 ..........................      6,597,500
  1,000,000   Genoa Healthcare Group LLC
               Second Lien Term Loan,
               13.25%, 02/10/13 ..........................      1,025,000
  1,974,874   Hanger Orthopedic Group, Inc.
               Tranche B Term Loan,
               6.99%, 09/30/09 ...........................      2,011,903
              HealthSouth Corp.
  6,300,000    Term Loan, 6.09%, 06/14/07 ................      6,374,813
  1,700,000    Tranche B Term Loan,
               3.34%, 03/08/10 ...........................      1,718,054
  7,364,052   InSight Health Services Corp.
               Tranche B Term Loan,
               7.24%, 10/17/08 ...........................      7,396,306
  7,644,444   Knowledge Learning Corp.
               Term Loan, 5.99%, 01/07/12 ................      7,701,778
  1,977,519   Leiner Health Products Group, Inc.
               Tranche B Term Loan,
               6.38%, 05/27/11 ...........................      1,942,912
  1,000,000   LifeCare Holdings, Inc.
               Term Loan, 5.82%, 08/11/12 ................      1,005,000
              Rural/Metro Operating Co. LLC
    720,588    Letter of Credit Term Loan,
               3.42%, 03/04/11 ...........................        731,397
  2,635,294    Term Loan, 6.03%, 03/04/11 ................      2,674,824
  1,066,667   Select Medical Corp.
               Revolver, 6.22%, 02/24/11 (h) .............      1,061,333
              Skilled Healthcare LLC
  2,000,000    First Lien Term Loan,
               6.42%, 06/15/12 ...........................      2,035,000
  3,000,000    Second Lien Term Loan,
               11.53%, 12/15/12 ..........................      3,077,520
                                                            -------------
                                                               74,718,064
                                                            -------------

HOME FURNISHINGS - 2.7%
 22,983,272   Home Interiors & Gifts, Inc.
               Initial Term Loan,
               8.38%, 03/31/11 (b) .......................     21,489,360
              Ruby Cone I AB
  2,000,000    Facility B Term Loan,
               6.29%, 06/01/13 ...........................      2,002,500
  1,633,901    Facility C1 Term Loan,
               6.78%, 06/01/14 ...........................      1,644,113
                                                            -------------
                                                               25,135,973
                                                            -------------

INDUSTRIAL EQUIPMENT - 1.3%
  1,625,000   AIRXCEL, Inc.
               First Lien Term Loan,
               08/31/12 (b) ..............................      1,637,188

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

INDUSTRIAL EQUIPMENT (CONTINUED)
  5,100,710   Copperweld Corp.
               Term Loan, 8.17%, 12/17/11 ................      5,094,334
    988,655   Dresser, Inc.
               Term Loan C, 5.99%, 04/10/09 ..............        999,363
  1,000,000   Penn Engineering & Manufacturing Corp.
               Second Lien Term Loan,
               9.47%, 05/25/12 ...........................      1,005,000
              Terex Corp.
    355,412    Incremental Term Loan,
               6.18%, 12/31/09 ...........................        360,075
  3,535,682    Term Loan, 5.68%, 07/03/09 ................      3,584,297
                                                            -------------
                                                               12,680,257
                                                            -------------

INSURANCE - 1.1%
  5,000,000   American Wholesale Insurance
               Group, Inc.
               Second Lien Term Loan,
               11.86%, 10/13/11 ..........................      5,000,000
  1,882,192   Conseco, Inc.
               Term Loan, 5.57%, 06/22/10 ................      1,903,385
  2,970,000   Mitchell International, Inc.
               Second Lien Term Loan,
               9.75%, 08/15/12 ...........................      3,021,975
                                                            -------------
                                                                9,925,360
                                                            -------------

LEISURE GOODS/ACTIVITIES/MOVIES - 5.7%
  3,200,742   AMF Bowling Worldwide, Inc.
               Term Loan B, 6.67%, 08/27/09 ..............      3,238,671
  1,500,000   BLB Investors LLC
               Senior Secured Note,
               07/18/12 (b) ..............................      1,531,875
 12,500,000   Blockbuster Entertainment Corp.
               Tranche B Term Loan,
               7.26%, 08/20/11 (b) .......................     12,224,000
  2,000,000   Camelbak Products, Inc.
               Second Lien Term Loan,
               10.54%, 02/04/12 ..........................      1,992,500
  5,000,000   CNL Hospitality Partners LP
               Mezzanine A-3 Loan,
               5.83%, 09/09/06 ...........................      5,012,500
    776,949   CNL Hospitality Properties LP
               Term Facility, 6.07%, 10/13/06 ............        778,891
  3,000,000   Fender Musical Instruments Corp.
               Second Lien Term Loan,
               8.10%, 09/30/12 ...........................      3,060,000
  9,505,000   Metro-Goldwyn-Mayer Holdings,
               Inc./LOC Acquisition Co.
               Tranche B Term Loan,
               5.74%, 04/08/12 ...........................      9,623,052
  2,000,000   Movie Gallery, Inc.
               Term Loan B, 6.49%, 04/27/11 ..............      2,012,280
  4,000,000   Oriental Trading Co., Inc.
               Second Lien Term Loan,
               8.25%, 01/08/11 ...........................      4,053,360
  2,000,000   Pine Tree Holdings/Pine Tree
               Country Club
               Second Lien Tranche B Term Loan,
               11.64%, 07/15/13 ..........................      2,035,000
  1,980,800   Polaroid Corp.
               Second Lien Term Loan,
               11.75%, 04/27/11 ..........................      1,985,752
  6,454,992   Six Flags Theme Parks, Inc.
               Tranche B Term Loan,
               6.36%, 06/30/09 ...........................      6,531,678
                                                            -------------
                                                               54,079,559
                                                            -------------

                       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.        11

AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

LODGING & CASINOS - 8.0%
    641,901   Ameristar Casinos, Inc.
               Term Loan B1, 5.50%, 12/20/06 .............        648,320
  2,550,000   CCM Merger, Inc./MotorCity Casino
               Term Loan B, 5.69%, 04/25/12 ..............      2,582,946
  3,000,000   CNL Hotel Del Partners LP
               First Mezzanine Loan,
               7.09%, 02/09/07 ...........................      3,007,500
 15,000,000   Extended Stay America, Inc.
               Mezzanine Loan, 08/01/08 (b) (c) ..........     15,000,000
              Fontainebleu Florida Hotel LLC
  3,000,000    Tranche A Term Loan,
               6.54%, 05/11/08 ...........................      3,000,000
  2,000,000    Tranche B Term Loan,
               6.54%, 05/11/08 ...........................      2,000,000
  4,018,535   Global Cash Access LLC
               Term Loan B, 5.92%, 03/10/10 ..............      4,082,590
  3,950,150   Green Valley Ranch Gaming LLC
               Term Loan, 5.49%, 12/22/10 ................      4,001,976
  2,200,063   Oak Hill Capital Partners
               Mezzanine Loan,
               8.39%, 02/09/07 (c) .......................      2,236,841
               OpBiz LLC
 17,918,616    Term Loan A, 6.50%, 08/31/10 ..............     18,019,498
     43,693    Term Loan B, 7.50%, 08/31/10 ..............         43,893
              Penn National Gaming, Inc.
  1,333,333    First Lien Term Loan,
               05/26/11 (b) ..............................      1,354,533
    666,667    Tranche B-2 Term Loan,
               05/15/12 (b) ..............................        677,500
 10,500,000   Resorts International Holdings Ltd.
               Second Lien Term Loan,
               9.42%, 04/26/13 (b) .......................     10,542,630
  1,963,583    Term Loan B, 6.20%, 04/26/12 ..............      1,991,564
  1,750,000   Trump Entertainment Resorts, Inc.
               Term Loan B-1, 6.14%, 05/20/12 ............      1,780,625
  4,000,000   Wynn Las Vegas LLC
               Term Loan, 5.81%, 12/14/11 ................      4,053,120
                                                            -------------
                                                               75,023,536
                                                            -------------

NONFERROUS METALS/MINING - 1.7%
  2,000,000   AMR Technologies Inc.
               Term Loan, 08/31/09 (b) (c) ...............      2,000,000
    992,500   J W Aluminum Co.
               First Lien Term Loan,
               6.92%, 10/20/10 ...........................      1,007,387
  2,500,000   James River Coal Co.
               Credit Linked Certificate of Deposit,
               3.09%, 11/30/11 ...........................      2,531,250
  4,726,250   Murray Energy Corp.
               Tranche B Term Loan,
               6.86%, 01/28/10 ...........................      4,752,812
  5,985,000   Trout Coal Holdings LLC
               First Lien Term Loan,
               6.02%, 03/23/11 ...........................      6,003,673
                                                            -------------
                                                               16,295,122
                                                            -------------

OIL/GAS - 8.2%
  6,000,000   ALON USA
               Term Loan, 10.30%, 01/15/09 ...............      6,180,000
  9,975,000   ATP Oil & Gas Corp.
               Term Loan, 9.14%, 04/14/10 ................     10,324,125
  4,894,895   Basic Energy Services, Inc.
               Term Loan B, 6.50%, 10/03/09 ..............      4,931,607

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

OIL/GAS  (CONTINUED)
  2,500,000   Carrizo Oil & Gas, Inc.
               Second Lien Term Loan,
               9.87%, 07/21/10 ...........................      2,578,125
              Coffeyville Resources LLC
    600,000    First Lien Tranche B Term Loan,
               6.06%, 06/24/12 ...........................        610,218
    400,000    Funded Letter of Credit,
               6.06%, 06/24/12 ...........................        406,876
  5,000,000    Second Lien Term Loan,
               10.31%, 06/24/13 ..........................      5,150,000
  1,975,025   Dynegy Holdings, Inc.
               Term Loan, 7.49%, 05/27/10 ................      1,986,441
              El Paso Corp.
  2,500,000    Deposit Accounts,
               3.24%, 11/23/09 ...........................      2,534,200
  8,437,839    Term Loan, 6.44%, 11/23/09 ................      8,572,000
  4,000,000   Energy Transfer Partners LP
               Term Loan, 6.47%, 06/16/08 ................      4,056,480
  2,791,436   Getty Petroleum Marketing, Inc.
               Term Loan, 6.92%, 05/19/10 ................      2,798,415
  4,000,000   Hawkeye Renewables, LLC
               Term Loan, 6.93%, 01/31/12 ................      3,980,000
  1,383,352   Headwaters, Inc.
               First Lien Term Loan B-1,
               5.91%, 04/30/11 ...........................      1,404,102
              Kerr-McGee Corp.
 11,500,000    Tranche B Term Loan,
               6.14%, 05/24/11 ...........................     11,580,845
  4,000,000    Tranche X Term Loan,
               5.85%, 05/24/07 ...........................      4,013,760
  1,000,000   SemCrude LP
               U S Term Loan, 6.12%, 03/16/11 ............      1,013,750
  3,000,000   Trident Exploration Corp.
               Second Lien Term Loan,
               10.61%, 04/26/11 ..........................      3,037,500
  1,837,641   Williams Production RMT Co.
               Term Loan C, 5.83%, 05/30/07 ..............      1,866,749
                                                            -------------
                                                               77,025,193
                                                            -------------

PUBLISHING - 1.8%
  1,875,478   Adams Outdoor Advertising LP
               Term Loan, 5.64%, 10/15/11 ................      1,901,660
  4,738,125   American Lawyer Media Holdings, Inc.
               First Lien Term Loan,
               5.99%, 03/05/10 ...........................      4,752,908
  1,980,000   Herald Media, Inc.
               First Lien Term Loan,
               5.99%, 07/22/11 ...........................      1,992,395
  3,000,000   North American Membership Group, Inc.
               Second Lien Term Loan,
               11.11%, 11/18/11 ..........................      3,015,000
  1,300,533   Relizon Co.
               Tranche B Term Loan,
               6.82%, 02/20/11 ...........................      1,307,035
  3,800,000   VISANT Corp.
               Tranche C Term Loan,
               5.94%, 12/21/11 ...........................      3,860,952
                                                            -------------
                                                               16,829,950
                                                            -------------

REAL ESTATE INVESTMENT TRUST - 2.3%
  2,500,000   BioMed Realty LP
               Senior Secured Term Loan,
               5.76%, 05/31/10 ...........................      2,518,750
  1,997,848   Crescent Real Estate Equities, LP
               Term Loan, 5.76%, 01/12/06 ................      2,017,207

12            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

REAL ESTATE INVESTMENT TRUST (CONTINUED)
 14,917,752   General Growth Properties, Inc.
               Tranche B Term Loan,
               5.67%, 11/12/08 ...........................     15,107,655
  2,000,000   Trustreet Properties, Inc.
               Term Loan, 5.51%, 04/08/10 ................      2,018,760
                                                            -------------
                                                               21,662,372
                                                            -------------

RETAILERS - 1.1%
  2,985,000   Dollarama Group LP
               Term Loan B, 5.93%, 11/18/11 ..............      3,037,237
  2,984,967   Harbor Freight Tools USA
               Term Loan, 6.27%, 07/15/10 ................      3,020,428
  1,000,000   MAPCO Express, Inc./MAPCO
               Family Centers, Inc.
               Term Loan, 6.21%, 04/28/11 ................      1,015,620
  2,957,550   Prestige Brands Holdings, Inc.
               Tranche B Term Loan,
               6.31%, 04/06/11 ...........................      2,985,883
                                                            -------------
                                                               10,059,168
                                                            -------------

STEEL - 0.4%
  1,250,000   Euramax International, Inc.
               First Lien Term Loan,
               6.13%, 06/29/13 ...........................      1,263,800
  2,812,500   The Techs Industries, Inc.
               Term Loan, 6.24%, 01/14/10 ................      2,819,531
                                                            -------------
                                                                4,083,331
                                                            -------------

SURFACE TRANSPORT - 0.8%
              Quality Distribution, Inc.
  1,000,000    Synthetic Letters of Credit,
               6.09%, 11/13/09 ...........................      1,005,000
    974,747    Term Loan, 6.59%, 11/13/09 (d) ............        981,454
  3,396,915    Term Loan, 6.67%, 11/13/09 ................      3,420,286
  2,479,234   Transport Industries LP
               Term Loan B, 7.50%, 06/13/10 ..............      2,488,531
                                                            -------------
                                                                7,895,271
                                                            -------------

TELECOMMUNICATIONS/CELLULAR - 3.1%
  7,875,000   Consolidated Communications, Inc.
               Term Loan D, 5.86%, 10/14/11 ..............      7,993,125
              MetroPCS, Inc.
  4,000,000    First Lien Tranche B Term Loan,
               8.25%, 05/27/11 ...........................      4,122,480
  6,000,000    Second Lien Term Loan,
               10.75%, 05/27/12 ..........................      6,236,280
              Qwest Corp.
  4,000,000    Tranche A Term Loan,
               8.53%, 06/30/07 ...........................      4,135,360
  7,000,000    Tranche B Term Loan,
               6.95%, 06/30/10 (i) .......................      6,994,820
                                                            -------------
                                                               29,482,065
                                                            -------------

TELECOMMUNICATIONS/COMBINATION - 3.2%
  4,417,651   Centennial Cellular Operating Co.
               Term Loan, 5.70%, 02/09/11 ................      4,491,867
              NTELOS, Inc.
  1,248,737    First Lien Term Loan B,
               6.17%, 08/24/11 ...........................      1,261,812
  1,500,000    Second Lien Term Loan,
               8.49%, 02/24/12 ...........................      1,503,750

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

TELECOMMUNICATIONS/COMBINATION (CONTINUED)
  5,000,000   NTL, Inc.
               B2 Sub-Tranche,
               6.41%, 04/14/12 ...........................      5,043,150
  8,454,819   PanAmSat Corp.
               Tranche B-1 Term Loan,
               5.65%, 08/20/11 ...........................      8,571,073
  3,952,934   RCN Corp.
               Term Loan, 7.94%, 12/21/11 ................      3,992,464
  5,000,000   Woodlands Commercial Property Co.
               Bridge Loan, 6.86%, 11/01/05 ..............      5,037,500
                                                            -------------
                                                               29,901,616
                                                            -------------

TELECOMMUNICATIONS/WIRELESS - 3.9%
  2,000,000   CellNet Data Systems, Inc.
               First Lien Term Loan B,
               6.68%, 04/26/12 ...........................      2,015,000
 14,925,000   Cricket Communications, Inc.
               Term Loan B, 5.99%, 01/10/11 ..............     15,079,026
  5,000,000   FairPoint Communications, Inc.
               Initial B Term Loan,
               5.55%, 02/08/12 ...........................      5,061,250
  2,000,000   Maritime Telecommunications
               Network, Inc.
               First Lien Term Loan,
               6.39%, 03/29/11 ...........................      2,010,000
  1,980,000   SBA Senior Finance, Inc.
               Tranche D Term Loan,
               5.58%, 10/31/08 ...........................      1,996,078
  2,992,500   Telcordia Technologies, Inc.
               Term Loan, 6.61%, 09/15/12 ................      2,992,500
              WilTel Communications Group, Inc.
  1,989,446    First Lien Term Loan,
               6.99%, 06/30/10 ...........................      2,015,547
  5,959,163    Promissory Note, 7.00%,
               04/01/10 (i) ..............................      5,124,880
                                                            -------------
                                                               36,294,281
                                                            -------------

TELECOMMUNICATIONS/WIRELINE - 0.2%
  1,893,878   Valor Telecommunications
               Enterprises LLC
               Tranche B Term Loan,
               5.65%, 02/14/12 ...........................      1,916,187
                                                            -------------

UTILITIES - 6.2%
  2,831,815   Allegheny Energy, Inc.
               Term Advances, 5.35%, 03/08/11 ............      2,842,434
  2,000,000   ANP Funding I, LLC
               Tranche A Term Loan,
               7.03%, 07/29/10 ...........................      2,024,680
              Boston Generating LLC
     15,918    DSR Letter of Credit, 12/31/05 (b) ........         22,603
     45,275    Project Letter of Credit,
               12/31/05 (b) ..............................         64,290
    828,326    Project Term Loan, 12/31/05 (b) ...........      1,151,373
    110,482    Working Capital Letter of Credit,
               12/31/05 (b) ..............................        156,884
  4,924,623   Calpine Construction Finance Co. LP
               First Lien Term Loan,
               9.51%, 08/26/09 ...........................      5,189,322
  1,613,936   Calpine Corp.
               Second Lien Term Loan B,
               9.35%, 07/16/07 ...........................      1,315,358
  6,720,614   CenterPoint Energy, Inc.
               Term Loan, 6.09%, 04/30/10 ................      6,789,433

                     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          13

AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

UTILITIES (CONTINUED)
              Covanta Energy Corp.
  1,658,537    Letter of Credit Term Loan,
               6.36%, 06/24/12 ...........................      1,687,561
  1,341,463    Term Loan, 6.46%, 06/24/12 ................      1,364,939
  3,240,149   Infrasource, Inc.
               Term Loan, 6.24%, 09/30/10 ................      3,248,249
              KGen, LLC
  1,995,000    Tranche A Term Loan,
               6.12%, 08/05/11 ...........................      1,990,013
     34,181    Tranche B Term Loan,
               12.49%, 08/05/11 ..........................         33,839
  1,393,218   Midwest Generations LLC
               Term Loan, 5.45%, 04/27/11 ................      1,409,631
              Mirant Corp.
  7,000,000    Revolver, 12/31/05 (e) (f) ................      6,125,000
  2,000,000    Revolver, 07/15/08 (e) (f) ................      1,751,000
  2,500,000    Perryville Claim, 07/17/06 (e) (f) ........      2,112,500
              NRG Energy, Inc.
  1,311,266    Credit Linked Certificate of Deposit,
               3.39%, 12/24/07 ...........................      1,328,208
  1,677,484    Term Loan, 5.26%, 12/24/11 ................      1,698,151
  4,565,367   Riverside Energy Center LLC
               Term Loan, 7.93%, 06/24/11 ................      4,679,501
              Rocky Mountain Energy Center LLC
    361,073    Credit Linked Certificate of Deposit,
               3.58%, 06/24/11 ...........................        368,295
  3,159,350    Term Loan, 7.93%, 06/24/11 ................      3,238,334
              Texas Genco LLC
    291,577    Delayed Draw Term Loan,
               5.41%, 12/14/11 ...........................        296,405
  7,005,821    Initial Term Loan, 5.42%, 12/14/11 ........      7,119,035
                                                            -------------
                                                               58,007,038
                                                            -------------

               Total Senior Loan Notes
                 (Cost $1,072,172,777) ...................  1,082,985,620
                                                            -------------

FOREIGN VARIABLE RATE SENIOR LOAN NOTES (A) - 7.3%

FRANCE - 0.3%
EUR
  2,500,000   Novalis S.A.S.
               Second Lien Term Loan,
               7.90%, 12/31/13 ...........................      3,130,327
                                                            -------------

GERMANY - 1.2%
EUR
  3,625,000   debitel (Netherlands) Holding BV
               Second Lien Term Loan,
               9.10%, 06/11/14 ...........................      4,565,455
              debitel Konzemfinanzierungs GmbH
  1,125,000    Term Facility B, 4.85%, 06/11/13 ..........      1,389,969
    803,571    Term Facility C1, 5.35%, 06/11/14 .........        995,217
    321,429    Term Facility C2, 5.35%, 06/11/14 .........        396,790
              iesy Hessen GmbH & Co.
  1,500,000    Facility B, 4.88%, 02/14/13 ...............      1,850,764
  1,500,000    Faciltiy C, 5.38%, 02/14/14 ...............      1,856,299
                                                            -------------
                                                               11,054,494
                                                            -------------

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                               VALUE ($)
-----------------                                              ---------

ITALY - 0.8%
EUR
              Pirelli Cables & Systems, Inc.
  4,500,000    Second Lien Term Loan,
               01/20/15 (b) ..............................      5,588,266
    875,000    Euro Term Loan B, 08/01/12 (b) ............      1,070,961
    875,000    Euro Term Loan C, 08/01/12 (b) ............      1,072,080
                                                            -------------
                                                                7,731,307
                                                            -------------

 UNITED KINGDOM - 5.0%
 GBP
  1,000,000   Eggborough Power Ltd.
               Term Loan, 03/31/22 (b) (i) ...............      3,742,805
              Inpower Ltd.
  2,120,000    Term Loan A2, 06/30/15 (b) ................     11,229,136
    400,000    Term Loan A3, 12/30/20 (b)                               0
  3,125,000   PlayPower, Inc. ............................
               Add On Term Loan,
               12/20/09 (b) ..............................      5,690,759
              Red Football Ltd.
  1,250,000    Facility B Term Loan,
               7.85%, 05/11/13 ...........................      2,281,924
  1,250,000    Facility C Term Loan,
               8.35%, 05/11/14 ...........................      2,281,924
  2,000,000    Term Loan D, 11.10%, 05/11/14 .............      3,687,050
  1,402,875   SunGard UK Holdings Ltd
               Term Loan, 02/11/13 (b) ...................      2,557,849
  4,000,000   Teesside Power Ltd.
               Term Loan, 04/01/08 (b) ...................      7,041,366
              Trinitybrook PLC
  2,500,000    Term Loan B1, 7.34%, 07/31/13 .............      4,428,911
  2,500,000    Term Loan C, 7.84%, 07/31/14 ..............      4,478,597
                                                            -------------
                                                               47,420,321
                                                            -------------

               Total Foreign Variable Rate
                 Senior Loan Notes
                 (Cost $67,563,269) ......................     69,336,449
                                                            -------------

CORPORATE NOTES AND BONDS - 0.2%

TELECOMMUNICATIONS/WIRELESS - 0.2%
  2,000,000   Dobson Cellular Systems
               Floating Rate Note,
               8.44%, 11/01/11 ...........................      2,090,000
                                                            -------------
               Total Corporate Notes and Bonds
                 (Cost $2,000,000) .......................      2,090,000
                                                            -------------

      SHARES
      ------

COMMON STOCKS (G) - 0.3%

BUSINESS SERVICES - 0.0%
     40,800   NATG Holdings LLC (c) ......................              0
                                                            -------------

HEALTH CARE - 0.0%
      5,500   Sun Healthcare Group, Inc. .................         36,135
                                                            -------------

TELECOMMUNICATIONS/COMBINATION - 0.0%
      2,167   Eningen Realty (c) .........................              0
                                                            -------------

TELECOMMUNICATIONS/WIRELESS - 0.3%
     76,137   Leap Wireless International, Inc. ..........      2,600,840
                                                            -------------
               Total Common Stocks
                 (Cost $772,407) .........................      2,636,975
                                                            -------------

14         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND


      SHARES                                                 VALUE ($)
     --------                                                ---------

PREFERRED STOCK (C) - 0.0%

DIVERSIFIED MANUFACTURING - 0.0%
     14,382   Superior Telecom, Inc., Series A ...........         14,382
                                                            -------------

               Total Preferred Stock
                 (Cost $14,382) ..........................         14,382
                                                            -------------

FOREIGN COMMON STOCK (C) (G) - 0.0%

UTILITY - 0.0%
    400,000   Inpower Ltd. ...............................              0
                                                            -------------

               Total Foreign Common Stock
                 (Cost $0) ...............................              0
                                                            -------------

TOTAL INVESTMENTS - 122.7% ...............................  1,157,063,426
                                                            -------------
  (cost of $1,142,522,835) (j)

OTHER ASSETS & LIABILITIES, NET - (22.7)% ................   (214,258,440)
                                                            -------------
NET ASSETS - 100.0% ......................................    942,804,986
                                                            =============
----------------------
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (i), all senior loans carry a variable rate interest). These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at August 31, 2005. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(d)  Loans held on participation.
(e) The issuer is in default of certain debt covenants. Income is not being accrued.
(f)  This issue is under the protection of the Federal bankruptcy court.
(g)  Non-income producing security.
(h)  Additional unfunded commitment. See Note 10.
(i)  Fixed rate senior loan.
(j)  Cost for Federal income tax purposes is $1,143,030,347.

DIP    Debtor in Possession
DSR    Debt Service Reserve
EUR    Euro
GBP    Great Britain Pound


                       FOREIGN VARIABLE SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE
                            (% of Total Net Assets)

         Utilities ..........................   2.3%
         Leisure Goods/Activities/Movies ....   1.5%
         Electronic/Electric ................   1.1%
         Retailers ..........................   0.9%
         Telecommunications/Cellular ........   0.8%
         Cable & Satellite Television .......   0.4%
         Clothing/Textiles ..................   0.3%
                                               ----
         Total ..............................   7.3%
                                               ====




                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.         15

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2005                                                                             HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                            ($)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $1,142,522,835) .....................................................     1,157,063,426
   Cash and cash equivalents .......................................................................        64,859,859
   Foreign currency (Cost $31,355,771) .............................................................        31,954,784
   Receivable for:
      Investments sold .............................................................................         7,834,348
      Fund shares sold .............................................................................         9,694,406
      Interest and fees ............................................................................         7,684,638
   Other assets ....................................................................................           143,816
                                                                                                       ---------------
         Total Assets ..............................................................................     1,279,235,277

LIABILITIES:
   Notes payable (Note 8) ..........................................................................       250,000,000
   Deferred facility fees (Note 2) .................................................................            36,337
   Net discount and unrealized appreciation on unfunded transactions  (Note 10) ....................           274,008
   Payable for:
      Investments purchased ........................................................................        82,343,536
      Distributions ................................................................................         1,628,160
      Investment advisory fee (Note 4) .............................................................           494,208
      Administration fee (Note 4) ..................................................................           199,533
      Trustees' fees (Note 4) ......................................................................            16,667
      Distribution and service fees (Note 4) .......................................................           456,116
      Interest expense (Note 8) ....................................................................           658,438
   Accrued expenses and other liabilities ..........................................................           323,288
                                                                                                       ---------------
         Total Liabilities .........................................................................       336,430,291
                                                                                                       ---------------
NET ASSETS .........................................................................................       942,804,986
                                                                                                       ===============
COMPOSITION OF NET ASSETS
   Paid-in capital .................................................................................       930,949,096
   Undistributed net investment income .............................................................           285,027
   Accumulated net realized loss on investments and foreign currency transactions ..................        (3,325,947)
   Net unrealized appreciation on investments, translation of assets and liabilities denominated
      in foreign currency and unfunded transactions ................................................        14,896,810
                                                                                                       ---------------
NET ASSETS .........................................................................................       942,804,986
                                                                                                       ===============
CLASS A
   Net assets ......................................................................................       351,556,649
   Shares outstanding ..............................................................................        28,846,957
   Net asset value per share  (Net assets/Shares outstanding) ......................................           12.19(a)
   Maximum offering price per share (100 / 96.50 of $12.19) ........................................           12.63(b)

CLASS B
   Net assets ......................................................................................       124,499,702
   Shares outstanding ..............................................................................        10,215,719
   Net asset value and offering price per share  (Net assets/Shares outstanding) ...................           12.19(a)

CLASS C
   Net assets ......................................................................................       391,455,481
   Shares outstanding ..............................................................................        32,118,766
   Net asset value and offering price per share  (Net assets/Shares outstanding) ...................           12.19(a)

CLASS Z
   Net assets ......................................................................................        75,293,154
   Shares outstanding ..............................................................................         6,178,337
   Net asset value, offering and redemption price per share (Net assets/Shares outstanding) ........             12.19

----------------------------------------------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $100,000 or more, the offering price is reduced.

16        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2005                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                             ($)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .........................................................................................       59,275,105
   Dividends ........................................................................................            1,366
   Facility and other fees ..........................................................................        1,873,193
                                                                                                        --------------
         Total Investment Income ....................................................................       61,149,664

EXPENSES
   Investment advisory fee (Note 4) .................................................................        4,358,222
   Administration fee (Note 4) ......................................................................        1,945,292
   Accounting services fee (Note 4) .................................................................          341,819
   Distribution fee: (Note 4)
      Class A .......................................................................................          282,486
      Class B .......................................................................................          575,391
      Class C .......................................................................................        1,963,202
   Service fee: (Note 4)
      Class A .......................................................................................          706,216
      Class B .......................................................................................          319,662
      Class C .......................................................................................          818,001
   Transfer agent fee (Note 4) ......................................................................          646,887
   Professional fees ................................................................................          146,104
   Trustees' fees (Note 4) ..........................................................................          111,925
   Custody fee (Note 4) .............................................................................          114,340
   Other expenses ...................................................................................          652,134
                                                                                                        --------------
         Total Operating Expenses ...................................................................       12,981,681
   Interest expense (Note 8) ........................................................................        4,536,502
   Facility expense .................................................................................        1,217,559
                                                                                                        --------------
         Total Expenses .............................................................................       18,735,742
   Fees and expenses waived or reimbursed by Investment Adviser (Note 4) ............................         (805,040)
                                                                                                        --------------
         Net Expenses ...............................................................................       17,930,702
                                                                                                        --------------
   Net Investment Income ............................................................................       43,218,962
                                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments .................................................................          521,149
   Net realized loss on foreign currency transactions ...............................................          (73,329)
   Net change in unrealized appreciation on investments .............................................        6,884,240
   Net change in unrealized appreciation on unfunded transactions (Note 10) .........................           72,486
   Net change in unrealized appreciation on translation of assets and liabilities denominated in
      foreign currency ..............................................................................          283,733
                                                                                                        --------------
   Net Gain .........................................................................................        7,688,279
                                                                                                        --------------
   Net Increase in Net Assets .......................................................................       50,907,241
                                                                                                        ==============


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      17

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        HIGHLAND FLOATING RATE ADVANTAGE FUND

                                                                                        YEARS ENDED AUGUST 31,
                                                                                       2005                 2004
                                                                                        ($)                 ($)
                                                                                 ----------------     ---------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income ........................................................         43,218,962          21,146,661
Net realized gain on investments and foreign currency transactions ...........            447,820           9,871,654
Net change in unrealized appreciation on investments translation of assets and
   liabilities denominated in foreign currency and unfunded transactions .....          7,240,459          16,802,971
                                                                                 ----------------     ---------------
   Net Increase from Operations ..............................................         50,907,241          47,821,286
                                                                                 ----------------     ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS From net investment income:
   Class A ...................................................................        (15,863,369)         (7,362,637)
   Class B ...................................................................         (6,648,815)         (4,785,071)
   Class C ...................................................................        (16,600,896)         (7,927,327)
   Class Z ...................................................................         (4,020,231)         (1,318,999)
                                                                                 ----------------     ---------------
   Total Distributions Declared to Shareholders ..............................        (43,133,311)        (21,394,034)
                                                                                 ----------------     ---------------
SHARE TRANSACTIONS
Class A:
   Subscriptions .............................................................        209,578,268         155,278,295
   Distributions reinvested ..................................................         10,245,197           4,387,935
   Redemptions ...............................................................        (83,335,719)        (41,293,262)
                                                                                 ----------------     ---------------
   Net Increase ..............................................................        136,487,746         118,372,968
Class B:
   Subscriptions .............................................................         10,362,773          55,799,014
   Distributions reinvested ..................................................          4,017,411           2,714,846
   Redemptions ...............................................................        (15,567,850)        (17,134,851)
                                                                                 ----------------     ---------------
   Net Increase (Decrease) ...................................................         (1,187,666)         41,379,009
Class C:
   Subscriptions .............................................................        167,261,240         208,181,539
   Distributions reinvested ..................................................         11,115,461           5,151,429
   Redemptions ...............................................................        (68,853,512)        (24,993,138)
                                                                                 ----------------     ---------------
   Net Increase ..............................................................        109,523,189         188,339,830
Class Z:
   Subscriptions .............................................................         40,633,785          50,799,735
   Distributions reinvested ..................................................          1,870,278             465,119
   Redemptions ...............................................................        (20,870,623)         (4,503,807)
                                                                                 ----------------     ---------------
   Net Increase ..............................................................         21,633,440          46,761,047
                                                                                 ----------------     ---------------
   Net Increase from Share Transactions ......................................        266,456,709         394,852,854
                                                                                 ----------------     ---------------
         Total Increase in Net Assets ........................................        274,230,639         421,280,106
                                                                                 ----------------     ---------------
NET ASSETS

Beginning of period ..........................................................        668,574,347         247,294,241
End of period (including undistributed and overdistributed net investment
   income of $285,027 and $(215,539), respectively) ..........................        942,804,986         668,574,347
                                                                                 ================     ===============



18        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

                                                                                        YEARS ENDED AUGUST 31,
                                                                                       2005                2004
                                                                                 ----------------     ---------------
CHANGE IN SHAR0ES
Class A:
   Subscriptions ...............................................................       17,322,296          13,068,545
   Issued for distributions reinvested .........................................          846,869             368,106
   Redemptions .................................................................       (6,887,056)         (3,460,892)
                                                                                 ----------------     ---------------
   Net Increase ................................................................       11,282,109           9,975,759
Class B:
   Subscriptions ...............................................................          855,878           4,712,112
   Issued for distributions reinvested .........................................          332,132             228,200
   Redemptions .................................................................       (1,285,093)         (1,433,835)
                                                                                 ----------------     ---------------
   Net Increase (Decrease) .....................................................          (97,083)          3,506,477
Class C:
   Subscriptions ...............................................................       13,815,400          17,547,735
   Issued for distributions reinvested .........................................          918,787             431,547
   Redemptions .................................................................       (5,686,448)         (2,088,151)
                                                                                 ----------------     ---------------
   Net Increase ................................................................        9,047,739          15,891,131
Class Z:
   Subscriptions ...............................................................        3,359,211           4,267,378
   Issued for distributions reinvested .........................................          154,587              38,768
   Redemptions .................................................................       (1,726,328)           (376,712)
                                                                                 ----------------     ---------------
   Net Increase ................................................................        1,787,470           3,929,434


                        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       19

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2005                                                         HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                             ($)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN CASH AND FOREIGN CURRENCY

CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income ........................................................................           43,218,962

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR OPERATING ACTIVITIES
   Purchase of investments securities ...........................................................       (1,290,874,899)
   Proceeds from disposition of investment securities and realized gain (loss) on foreign currency         851,927,901
   Sale of short-term portfolio investments, net ................................................           47,479,000
   Increase in unrealized appreciation on unfunded transactions .................................              (72,486)
   Increase in interest and fees receivable .....................................................           (3,892,652)
   Decrease in receivable for expense reimbursement .............................................              209,953
   Increase in receivable for investments sold ..................................................           (7,520,334)
   Increase in other assets .....................................................................             (138,761)
   Decrease in deferred facility fees ...........................................................             (217,586)
   Increase in payable for accrued expenses .....................................................              381,558
   Net amortization of premium (discount) .......................................................           (1,081,044)
   Increase in payable for investments purchased ................................................           82,343,536
   Increase in mark-to-market on foreign currency and unsettled positions .......................              283,733
   Increase in other liabilities                                                                               367,026
                                                                                                       ---------------
         Net cash and foreign currency flow used for operating activities .......................         (277,586,093)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Increase in notes payable ....................................................................          155,000,000
   Increase in interest payable .................................................................              524,346
   Proceeds from shares sold ....................................................................          422,578,279
   Payment of shares redeemed ...................................................................         (188,627,704)
   Distributions paid in cash ...................................................................          (15,074,941)
                                                                                                       ---------------
         Net cash flow provided by financing activities .........................................          374,399,980
                                                                                                       ---------------
         Net increase in cash and foreign currency ..............................................           96,813,887

CASH AND FOREIGN CURRENCY
   Beginning of the period ......................................................................                  756
                                                                                                       ---------------
   End of the period ............................................................................           96,814,643
                                                                                                       ===============



20        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   YEAR ENDED AUGUST 31,
                                       -----------------------------------------------------------------------------
CLASS A SHARES                             2005            2004           2003            2002            2001
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $     12.08     $    11.22     $    10.48      $    11.74      $    12.09
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income(a)                       0.67           0.56           0.81            0.83(b)         1.10
Net realized and unrealized gain (loss)
  on investments(a)                            0.11           0.89           0.74           (1.26)(b)       (0.32)
                                        -----------     ----------     ----------      ----------      ----------
Total from Investment Operations               0.78           1.45           1.55           (0.43)           0.78
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.67)         (0.59)         (0.81)          (0.83)          (1.13)
From net realized gains                          --             --             --              --              --(c)
                                        -----------     ----------     ----------      ----------      ----------
Total Distributions Declared to
  Shareholders                                (0.67)         (0.59)         (0.81)          (0.83)          (1.13)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $     12.19     $    12.08     $    11.22      $    10.48      $    11.74
Total return(d)(e)                             6.56%(f)      13.14%         15.55%          (3.88)%          6.71%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                             1.28%          1.29%(g)       1.38%(g)        1.38%(g)        1.37%(g)
Interest and facility expenses                 0.72%            0.40%        0.73%           0.99%           2.04%
Net expenses                                   2.00%          1.69%(g)       2.11%(g)        2.37%(g)        3.41%(g)
Net investment income                          5.60%          4.73%(g)       7.67%(g)        7.25%(b)(g)     9.24%(g)
Waiver/reimbursement                           0.10%          0.18%          0.36%           0.32%           0.32%
Portfolio turnover rate                          85%           110%            90%             98%             65%
Net assets, end of period (000's)       $   351,557     $  212,205     $   85,166      $   69,733      $  108,399

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)  Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge ("CDSC").
(e) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       21

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   YEAR ENDED AUGUST 31,
                                       -----------------------------------------------------------------------------
CLASS B SHARES                             2005            2004           2003            2002            2001
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $     12.08     $    11.22     $    10.48      $    11.74      $    12.07
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income(a)                       0.63           0.53           0.78            0.78(b)         1.05
Net realized and unrealized gain (loss)
  on investments(a)                            0.11           0.88           0.73           (1.25)(b)       (0.30)
                                        -----------     ----------     ----------      ----------      ----------
Total from Investment Operations               0.74           1.41           1.51           (0.47)           0.75
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.63)         (0.55)         (0.77)          (0.79)          (1.08)
From net realized gains                        --              --              --              --            --(c)
                                        -----------     ----------     ----------      ----------      ----------
Total Distributions Declared to
  Shareholders                                (0.63)         (0.55)         (0.77)          (0.79)          (1.08)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $     12.19     $    12.08     $    11.22      $    10.48      $    11.74
Total return(d)(e)                             6.19%(f)      12.75%         15.16%          (4.22)%          6.52%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                             1.63%          1.64%(g)       1.73%(g)        1.73%(g)        1.72%(g)
Interest and facility expenses                 0.72%          0.40%          0.73%           0.99%           2.04%
Net expenses                                   2.35%          2.04%(g)       2.46%(g)        2.72%(g)        3.76%(g)
Net investment income                          5.25%          4.50%(g)       7.34%(g)        6.90%(b)(g)     8.89%(g)
Waiver/reimbursement                           0.10%          0.18%          0.36%           0.32%           0.32%
Portfolio turnover rate                          85%           110%            90%             98%             65%
Net assets, end of period (000's)       $   124,500     $  124,589     $   76,379      $   68,157      $   80,609

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)  Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no CDSC.
(e) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

22        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   YEAR ENDED AUGUST 31,
                                       -----------------------------------------------------------------------------
CLASS C SHARES                             2005            2004           2003            2002            2001
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $     12.08     $    11.22     $    10.48      $    11.74      $    12.07
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income(a)                       0.61           0.50           0.76            0.76(b)         1.03
Net realized and unrealized gain (loss)
  on investments(a)                            0.11           0.89           0.74           (1.25)(b)       (0.30)
                                        -----------     ----------     ----------      ----------      ----------
Total from Investment Operations               0.72           1.39           1.50           (0.49)           0.73
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.61)         (0.53)         (0.76)          (0.77)          (1.06)
From net realized gains                          --             --             --              --              --(c)
                                        -----------     ----------     ----------      ----------      ----------
Total Distributions Declared to
  Shareholders                                (0.61)         (0.53)         (0.76)          (0.77)          (1.06)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $     12.19     $    12.08     $    11.22      $    10.48   $       11.74
Total return(d)(e)                             6.03%(f)      12.57%         14.99%          (4.36)%         6.35%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                             1.78%          1.79%(g)       1.88%(g)        1.88%(g)        1,87%(g)
Interest and facility expenses                 0.72%          0.40%          0.73%           0.99%           2.04%
Net expenses                                   2.50%          2.19%(g)       2.61%(g)        2.87%(g)        3.91%(g)
Net investment income                          5.10%          4.19%(g)       7.14%(g)        6.75%(b)(g)     8.74%(g)
Waiver/reimbursement                           0.10%          0.18%          0.36%           0.32%           0.32%
Portfolio turnover rate                          85%           110%            90%             98%             65%
Net assets, end of period (000's)       $   391,455     $  278,731     $   80,572      $   61,811      $   64,074

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)  Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no CDSC.
(e) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          23

FFINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   YEAR ENDED AUGUST 31,
                                       -----------------------------------------------------------------------------
CLASS Z SHARES                             2005            2004           2003            2002            2001
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $     12.08  $       11.22   $        10.48    $       11.74   $    12.08
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income(a)                       0.71           0.59           0.78            0.86(b)         1.14
Net realized and unrealized gain (loss)
  on investments(a)                            0.11           0.90           0.81           (1.25)(b)       (0.31)
                                        -----------     ----------     ----------      ----------      ----------
Total from Investment Operations               0.82           1.49           1.59           (0.39)           0.83
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.71)         (0.63)         (0.85)          (0.87)          (1.17)
From net realized gains                          --             --             --              --              --(c)
                                        -----------     ----------     ----------      ----------      ----------
Total Distributions Declared to
  Shareholders                                (0.71)         (0.63)         (0.85)          (0.87)          (1.17)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $     12.19     $    12.08     $    11.22      $    10.48      $    11.74
Total return(d)(e)                             6.93%(f)      13.52%         15.95%          (3.53)%          7.17%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                             0.93%          0.94%(g)       1.03%(g)        1.03%(g)        1.02%(g)
Interest and facility expenses                 0.72%          0.40%          0.73%           0.99%           2.04%
Net expenses                                   1.65%          1.34%(g)       1.76%(g)        2.02%(g)        3.06%(g)
Net investment income                          5.95%          4.93%(g)       7.21%(g)        7.60%(b)(g)     9.59%(g)
Waiver/reimbursement                           0.10%          0.18%          0.36%           0.32%           0.32%
Portfolio turnover rate                          85%           110%            90%             98%             65%
Net assets, end of period (000's)       $    75,293     $   53,049     $    5,178      $      140      $    2,850

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)  Rounds to less than $0.01.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

24       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

NOTE 1. ORGANIZATION
Highland Floating Rate Advantage Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

INVESTMENT GOAL
The Fund seeks to provide a high level of current income consistent with preservation of capital.

FUND SHARES
The Fund may issue an unlimited number of shares and continuously offers three classes of shares: Class A, Class C and Class Z. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

On March 3, 2005, the Board of Trustees of the Fund approved the closing of the Fund's Class B shares to purchases by new and existing shareholders. The Fund discontinued selling Class B shares to new and existing investors following the close of business on May 2, 2005. Existing investors may still reinvest distributions in Class B shares.

Class A shares are subject to a maximum front-end sales charge of 3.50% based on the amount of initial investment. Class A shares purchased without an initial sales charge by accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months. Class B shares are subject to a maximum CDSC of 3.25% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Please read the Fund's prospectus for additional details on Class B CDSC. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are not subject to a sales charge. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures approved by the Fund's Board of Trustees. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost and gains (losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations

--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

INCOME RECOGNITION
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums, if any. As of April 2004, facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Prior to May 2004, facility fees received were treated as deferred revenue and amortized over two years. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

DETERMINATION OF CLASS NET ASSET VALUES
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash are presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2005, permanent differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities and Section 988 gain (loss) were identified and reclassified among the components of the Fund's net assets as follows:


----------------------------------------
      Overdistributed      Accumulated
      Net Investment      Net Realized
          Income              Loss
----------------------------------------
         $414,915          $(414,915)
----------------------------------------

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:


----------------------------------------------------------
                                  2005            2004
----------------------------------------------------------
 Distributions paid from:
----------------------------------------------------------
   Ordinary income*           $43,133,311     $21,394,034
----------------------------------------------------------
   Long-term capital gains        --               --
----------------------------------------------------------
*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

------------------------------------------------------------
       Undistributed      Undistributed
         Ordinary           Long-Term      Net Unrealized
          Income          Capital Gains     Appreciation*
------------------------------------------------------------
        $2,422,808             $--            $14,316,812
------------------------------------------------------------
*The differences between book-basis and tax-basis net unrealized appreciation (depreciation) are primarily due to deferral of losses from wash sales and accretion/amortization on debt securities.

Unrealized appreciation and depreciation at August 31, 2005, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation (depreciation) from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

-------------------------------------------------------------
  Unrealized appreciation                      $ 16,725,423
-------------------------------------------------------------
  Unrealized depreciation                        (2,692,344)
                                               ------------
     Net unrealized appreciation               $ 14,033,079
-------------------------------------------------------------

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code:

-------------------------------------------------------------
          Year of                    Capital Loss
        Expiration                   Carryforward
-------------------------------------------------------------
           2011                       $ 3,018,341
-------------------------------------------------------------

Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2005, the Fund has elected to defer net realized capital losses of $236,386 and net realized currency losses of $73,329 incurred from November 1, 2004 to August 31, 2005.

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, TRUSTEE, AND OTHER FEES

INVESTMENT ADVISORY FEE
Effective April 15, 2004, Highland Capital Management, L.P. ("Highland") is the investment adviser to the Fund. Highland receives a monthly investment advisory fee based on the Fund's average daily managed net assets at the following annual rates:

----------------------------------------------------------
Average Daily Managed Net Assets          Annual Fee Rate
----------------------------------------------------------
       First $1billion                         0.45%
----------------------------------------------------------
       Next $1billion                          0.40%
----------------------------------------------------------
      Over $2 billion                          0.35%
----------------------------------------------------------

Average daily managed net assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowing constituting financial leverage).

For the year ended August 31, 2005, the Portfolio's effective investment advisory fee rate was 0.45%.

Prior to April 15, 2004, the Fund's investment advisory agreement provided for an investment advisory fee based on the Fund's average daily managed assets, which includes assets acquired with leverage. Although the Fund's board and shareholders were informed that the new advisory agreements implemented commencing on April 15, 2004 in connection with a change in investment adviser would not change the fee structure, the text of the agreement submitted to shareholders inadvertently provides for a fee based on the Fund's average daily net assets, which would not include assets acquired with leverage. This change was inadvertent, and Highland will ask the Board of Trustees to approve an amendment reverting retroactively as of April 15, 2004 to the intended formula based on the Fund's average daily managed assets, and submit the amendment to shareholders for approval. The Fund believes that approval of this amendment is appropriate and probable. Accordingly, the Fund has not modified its financial statements to reflect the lower fee that would be in effect if the fee were based on net assets rather than managed assets. The Fund will, however, hold back the difference between the two fee levels until it receives these approvals. If the amendment is not approved, the Fund will retain the differential and the fee formula will be based on net assets.

ADMINISTRATION FEES

Effective October 18, 2004, Highland provides administrative services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily managed net assets. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). For the period ended August 31, 2005, Highland received $1,741,375 in administrative fees, and paid PFPC $87,069 for their services. This amount is included in the "Administration fee" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Management Advisors, Inc. ("Columbia Management") provided administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily managed net assets managed daily.

--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

For the period September 1, 2004 through October 17, 2004, Columbia Management received $203,917 in administration fees, which are included in the "Administration fee" on the Statement of Operations of the Fund.

ACCOUNTING SERVICES FEES
Effective October 18, 2004, the Fund entered into an accounting services agreement with PFPC. For the period October 18, 2004 through August 31, 2005, PFPC received $241,658 for this service. This fee is included in the "Accounting services fee" on the Statement of Operations.

Prior to October 18, 2004, Columbia Management was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia Management delegated those functions to State Street Bank and Trust Company ("State Street"). As a result, Columbia Management paid the total fees collected under the Outsourcing Agreement to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia Management received from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee. The additional fee rate was calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate was applied to the average daily net assets of the Fund for that month. The Fund also paid additional fees for pricing services based on the number of securities held by the Fund. For the period September 1, 2004 through October 17, 2004, Columbia Management received $24,100 of pricing and bookkeeping fees. This fee is included in the "Accounting services fee" on the Statement of Operations of the Fund.

TRANSFER AGENT FEE
Effective October 18, 2004, PFPC provides shareholder services to the Fund. For the period October 18, 2004 through August 31, 2005, PFPC received $356,714 for this service. This fee is included in the "Transfer agent fee" on the Statement of Operations.

Prior to October 18, 2004, Columbia Funds Services, Inc. ("Columbia Services"), an affiliate of Columbia Management, provided shareholder services to the Fund. For such services, Columbia Services received a fee, paid monthly, at the annual rate of $34 per open account. Columbia Services also received reimbursement for certain out-of-pocket expenses. For the period September 1, 2004 through October 17, 2004, Columbia Services received $86,380 for transfer agent services, excluding out-of-pocket expenses. This amount is included in the "Transfer agent fee" on the Statement of Operations of the Fund.

SERVICE AND DISTRIBUTION FEES
PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. The Distributor is paid a CDSC on certain redemptions of Class A, Class B and Class C Shares. For the year ended August 31, 2005, the Distributor received $66,496, $250,244 and $126,898 of CDSC on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the payment of a monthly service fee to the Distributor at the annual rate not to exceed 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor on an annual basis, not to exceed 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The CDSC and the fees received from the Plan are used principally as repayment for amounts paid to dealers who sold such shares.

EXPENSE LIMITS AND FEE REIMBURSEMENTS
Highland has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (exclusive of investment advisory fees, administration fees, distribution and service fees, brokerage commissions, interest, facility expense, taxes and extraordinary expenses, if any) exceed 0.15% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Highland at any time.

CUSTODY
Effective October 18, 2004, PFPC Trust Company ("PFPC Trust") is the custodian to the Fund. For the period October 18, 2004 through August 31, 2005, PFPC Trust received $118,720 for this service. This fee is included in the "Custody fee" on the Statement of Operations.

For the period September 1, 2004 through October 17, 2004, the Fund had an agreement with its prior custodian bank, State Street, under which custody fees could have been reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its officers, all of whom are employees of Highland.

The Fund pays Trustees who are not interested persons (as defined in the 1940
Act) each an annual retainer of $25,000 for services provided as Trustees of the Fund.

NOTE 5. PORTFOLIO INFORMATION
For the year ended August 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,290,874,899 and $852,001,230, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS
The Fund has adopted a fundamental policy to offer each fiscal quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at NAV ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. It is anticipated that normally the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the year ended August 31, 2005, there were four Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the November, February, May and August Repurchase Offers 5.03%, 5.61%, 5.64% and 5.51%, respectively, of shares outstanding were repurchased.

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS
The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans"), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At August 31, 2005, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

--------------------------------------------------------------
                                    Principal
 Selling Participant                 Amount        Value
--------------------------------------------------------------
 CSFB:
   Quality Distributions, Inc.
      Term Loan                     $974,747      $981,454
--------------------------------------------------------------

NOTE 8. LOAN AGREEMENT

Effective October 18, 2004, the Fund entered into a new $300,000,000 secured loan agreement with Citicorp North America, Inc. ("Citicorp") replacing a previous agreement. The Fund is required to maintain certain asset coverage with respect to amounts outstanding under the agreement.

For the period September 1, 2004 through October 17, 2004, the Fund had a loan agreement with Citicorp, under which the Fund could borrow up to $150,000,000.

At August 31, 2005, the Fund had one term loan outstanding with Citicorp, totaling $250,000,000 expiring on October 14, 2005. The interest rate charged on this loan at August 31, 2005 was 3.60%. The average daily loan balance was $167,273,973 at a weighted average interest rate of 2.59%. The Fund was required to maintain certain asset coverage with respect to the loan. Interest expense of $4,536,502 is included on the Statement of Operations.

NOTE 9. LOAN AGREEMENT ASSET COVERAGE REQUIREMENTS

----------------------------------------------------------------
                                                     Asset
                                                  Coverage per
                                  Total Amount     $1,000 of
 Date                              Outstanding   Indebtedness
----------------------------------------------------------------
  08/31/2005                    $ 250,000,000         $5,129
----------------------------------------------------------------
  08/31/2004                       95,000,000          8,038
----------------------------------------------------------------
  08/31/2003                       59,500,000          5,156
----------------------------------------------------------------
  08/31/2002                       74,000,000          3,701
----------------------------------------------------------------
  08/31/2001                       88,000,000          3,908
----------------------------------------------------------------
  08/31/2000                       19,000,000          6,739
----------------------------------------------------------------

--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND


NOTE 10. UNFUNDED LOAN COMMITMENTS
As of August 31, 2005, the Portfolio had unfunded loan commitments of $21,250,487, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

----------------------------------------------------------------------
                                                           Unfunded
                                                             Loan
 Borrower                                                 Commitment
----------------------------------------------------------------------
  CCM Merger, Inc./MotorCity Casino                 $        450,000
----------------------------------------------------------------------
  Covanta Energy Corp.                                     1,000,000
----------------------------------------------------------------------
  Cricket Communications, Inc.                             5,000,000
----------------------------------------------------------------------
  Dobson Cellular Systems, Inc.                              625,000
----------------------------------------------------------------------
  Federal-Mogul Corp.                                        117,897
----------------------------------------------------------------------
  Infor Global Solutions European Finance S.A.R.L.         1,235,772
----------------------------------------------------------------------
  Interstate Bakeries Corp.                                7,500,000
----------------------------------------------------------------------
  Midwest Generations LLC                                  2,000,000
----------------------------------------------------------------------
  NES Rentals Holdings, Inc.                                 638,484
----------------------------------------------------------------------
  Select Medical Corp.                                       933,334
----------------------------------------------------------------------
  Trump Entertainment Resorts, Inc.                        1,750,000
----------------------------------------------------------------------
                                                    $     21,250,487
----------------------------------------------------------------------

NOTE 11. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NON-PAYMENT RISK
Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK
Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

CURRENCY RISK
A portion of the Fund's assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are quoted or denominated. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

LEGAL PROCEEDINGS
Prior to April 15, 2004, the Fund was advised by Columbia Management and was part of the Columbia Funds Complex (the "Columbia Funds"). Several Columbia Funds are defendants in civil lawsuits that have been transferred and consolidated for pretrial proceedings in the United States District Court for the District of Maryland in the Special Multi-District Litigation proceeding (Index No. 04-MO-15863) created for actions involving market timing issues against mutual fund complexes. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, and restitution. The consolidated amended class action complaint against Columbia-affiliated defendants was filed on September 29, 2004 and does not name the Fund as a defendant or nominal defendant. The consolidated amended fund derivative complaint against Columbia-affiliated defendants was also filed on September 29, 2004 and names the Columbia Funds, collectively, as nominal defendants.

On March 2, 2005, four civil revenue sharing actions alleging, among other things, that various mutual funds (including the Fund) advised by Columbia Management and Columbia Wanger Asset Management L.P. inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers and did not fully disclose such arrangements to shareholders, and charged excessive 12b-1 fees, were consolidated into a single action in the United States District Court for Massachusetts (In re Columbia Entities Litigation, Civil Action No. 04-11704-REK). On June 9, 2005, plaintiffs filed a consolidated amended class action complaint and a motion for class certification. On or about August 8, 2005, all defendants (including the Fund) filed motions to dismiss the consolidated amended complaint. The court has not decided either the class certification or dismissal motions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

TO THE TRUSTEES AND SHAREHOLDERS OF HIGHLAND FLOATING RATE ADVANTAGE FUND:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Highland Floating Rate Advantage Fund (the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and cash flows and the financial highlights for periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments held at August 31, 2005 by correspondence with the custodian and the banks with whom the Fund owns participations in loans, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2005

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

TRUSTEES AND OFFICERS
The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Highland Funds Complex.

                                           YEAR FIRST          PRINCIPAL              NUMBER OF PORTFOLIOS
                                           ELECTED OR        OCCUPATION(S)              IN HIGHLAND FUNDS          OTHER
NAME, ADDRESS,              POSITION        APPOINTED          DURING PAST              COMPLEX OVERSEEN       DIRECTORSHIPS
AND AGE                     WITH FUND      TO OFFICE           FIVE YEARS                  BY TRUSTEE1              HELD
-------                     ---------      ---------           ----------                  -----------             ------
                                                            INDEPENDENT TRUSTEES
Timothy K. Hui               Trustee          2004      Associate Provost for Graduate          8               None.
(Age 56)                                                Education since July 2004 and
c/o Highland Capital                                    Assistant Provost for Educational
Management, L.P.                                        Resources from July 2001 to
13455 Noel Road,                                        June 2004, Philadelphia
Suite 1300                                              Biblical University.
Dallas, Texas 75240

Scott F. Kavanaugh           Trustee          2004      Private Investor. From February         8               None.
(Age 44)                                                2003, to July 2003, an Executive at
c/o Highland Capital                                    Provident Funding Mortgage
Management, L.P.                                        Corporation. From January 2000
13455 Noel Road,                                        to February 2003, Executive Vice
Suite 1300                                              President, Director and Treasurer
Dallas, Texas 75240                                     of Commercial Capital Bank. From
                                                        April 1998 to February
                                                        2003, Managing Principal
                                                        and Chief Operating
                                                        Officer of Financial
                                                        Institutional Partners
                                                        Mortgage Company and the
                                                        Managing Principal and
                                                        President of Financial
                                                        Institutional Partners,
                                                        LLC, an investment
                                                        banking firm.

James F. Leary               Trustee          2004      Since January 1999, a Managing          8               Capstone
(Age 75)                                                Director of Benefit Capital                             Series Fund,
c/o Highland Capital                                    Southwest, Inc., a financial                            Inc.; Stewart
Management, L.P.                                        consulting firm.                                        Funds, Inc.
13455 Noel Road,                                                                                                (3 portfolios);
Suite 1300                                                                                                      Pacesetter/
Dallas, Texas 75240                                                                                             MVHC Inc.
                                                                                                                (small business
                                                                                                                investment
                                                                                                                company)

Bryan A. Ward                Trustee          2004      Since January 2002, Senior              8               None.
(Age 50)                                                Manager of Accenture, LLP. From
c/o Highland Capital                                    September 1998 to December
Management, L.P.                                        2001, he was Special Projects
13455 Noel Road,                                        Advisor to Accenture, LLP
Suite 1300                                              with focus on the oil and
Dallas, Texas 75240                                     gas industry.

--------------------------------------------------------------------------------
AUGUST 31, 2005                            HIGHLAND FLOATING RATE ADVANTAGE FUND

TRUSTEES AND OFFICERS

                                           YEAR FIRST          PRINCIPAL              NUMBER OF PORTFOLIOS
                                           ELECTED OR        OCCUPATION(S)              IN HIGHLAND FUNDS          OTHER
NAME, ADDRESS,              POSITION        APPOINTED          DURING PAST              COMPLEX OVERSEEN       DIRECTORSHIPS
AND AGE                     WITH FUND      TO OFFICE           FIVE YEARS                  BY TRUSTEE 1              HELD
-------                     ---------      ---------           ----------                  ------------             ------
                                                             INTERESTED TRUSTEE 2
R. Joseph Dougherty          Trustee          2004      Portfolio Manager of the                8                None.
(Age 34)                 and Senior Vice                Adviser. Prior to 2000, he
c/o Highland Capital        President                   was a Portfolio Analyst
Management, L.P.                                        for the Adviser.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

                                                                  OFFICERS

James D. Dondero           President          2004      President and Managing                 N/A               N/A
(Age 42)                                                Partner of the Adviser.
c/o Highland Capital                                    Director of Heritage Bank.
Management, L.P.                                        Director and Chairman of
13455 Noel Road,                                        Heritage Bankshares, Inc.
Suite 1300
Dallas, TX 75240

Mark Okada                  Executive         2004      Chief Investment Officer of            N/A               N/A
(Age 44)                      Vice                      the Adviser. Director of Heritage
c/o Highland Capital        President                   Bank and Heritage Bankshares,
Management, L.P.                                         Inc.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

M. Jason Blackburn       Secretary and        2004      Assistant Controller of the Adviser.   N/A               N/A
(Age 29)                    Treasurer                   From September 1999 to
c/o Highland Capital                                    October 2001, he was an
Management, L.P.                                        accountant for KPMG LLP.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

Michael S. Minces             Chief           2004      From October 2003 to August 2004,      N/A               N/A
(Age 30)                   Compliance                   associate at Akin Gump Strauss
c/o Highland Capital         Officer                    Hauer & Feld LLP (law firm). From
Management, L.P.                                        October 2000 to March 2003,
13455 Noel Road,                                        associate at Skadden, Arps, Slate,
Suite 1300                                              Meagher & Flom LLP (law firm).
Dallas, TX 75240                                        Previously, he attended The University
                                                        of Texas at Austin School of Law.

1 The Highland Fund Complex consists of the following funds (the "Highland
  Funds"): Highland Floating Rate Limited Liability Company, Highland Floating Rate Fund, Highland Floating Rate Advantage Fund, Highland Institutional Floating Rate Income Fund, Highland Corporate Opportunities Fund, Restoration Opportunities Fund, Prospect Street(R) High Income Portfolio Inc. and Prospect Street(R) Income Shares Inc.

2 Mr. Dougherty is deemed to be an "interested person" of the Fund under the 1940 Act because of his position with the Adviser.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
TRANSFER AGENT                          The Fund mails one shareholder report to
PFPC Inc.                               each shareholder address. If you would
101 Sabin Street                        like more than one report, please call
Pawtucket, RI 02860                     shareholder services at 1-877-665-1287
                                        and additional reports will be sent to
                                        you.


DISTRIBUTOR                             This report has been prepared for
PFPC Distributors, Inc.                 shareholders of Highland Floating Rate
760 Moore Road                          Advantage Fund.
King of Prussia, PA 19406

INVESTMENT ADVISER                      A description of the policies and
Highland Capital Management, L.P.       procedures that the Fund uses to
13455 Noel Road Suite 1300              determine how to vote proxies relating
Dallas, TX 75240                        to its portfolio securities, and the
                                        Fund's proxy voting record for the most
                                        recent 12-month period ended June 30,
                                        are available (i) without charge, upon
                                        request, by calling 1-877-665-1287 and
                                        (ii) on the Securities and Exchange
                                        Commission's website at
                                        http://www.sec.gov.

INDEPENDENT REGISTERED PUBLIC           The Fund files its complete schedule of
ACCOUNTING FIRM                         portfolio holdings with the Securities
PricewaterhouseCoopers LLP              and Exchange Commission for the first
125 High Street                         and third quarters of each fiscal year
Boston, MA 02110                        on Form N-Q. The Fund's Forms N-Q are
                                        available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's
                                        Public Reference Room in Washington, DC.
                                        Information on the Public Reference Room may be obtained by calling
                                        1-800-SEC-0330.

                                        The Statement of Additional Information
                                        includes information about Fund
                                        Directors and is available upon request
                                        without charge by calling
                                        1-877-665-1287.

                       THIS PAGE LEFT BLANK INTENTIONALLY.

                       THIS PAGE LEFT BLANK INTENTIONALLY.

HIGHLAND FLOATING RATE ADVANTAGE FUND            Annual Report, August 31, 2005

[GRAPHIC OMITTED] HIGHLAND FUNDS
managed by Highland Capital Management, L.P.

                                                              HLC-FR-ADV AR-8/05

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (b) Not applicable.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (d) The registrant has not granted any waiver, including any implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

     (e) Not applicable.

     (f) The registrant's code of ethics is incorporated by reference to Exhibit
         (a)(1) to the registrant's Form N-CSR filed with the Securities and Exchange Commission on November 9, 2004 (Accession No. 0001047469-04-033537).



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees (the "Board") has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Leary is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $51,990 for the fiscal year ended August 31, 2004 and $54,590 for the fiscal year ended August 31, 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $4,000 for the fiscal year ended August 31, 2004 and $5,000 for the fiscal year ended August 31, 2005. The nature of those services was agreed-upon procedures related to semi-annual financial statements.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,500 for the fiscal year ended August 31, 2004 and $4,800 for the fiscal year ended August 31, 2005. The nature of those services was assistance on tax returns and excise tax calculations.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2004 and $0 for the fiscal year ended August 31, 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee shall:

         (a) have direct responsibility for the appointment, compensation, retention and oversight of the Fund's independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

         (b) review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Fund and all non-audit services to be provided by the independent auditors to the Fund's investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an "Adviser Affiliate") that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund; and

         (c)  establish,  to the extent permitted by law and deemed  appropriate
              by  the  Audit  Committee,   detailed  pre-approval  policies  and
              procedures for such services; and

         (d) consider whether the independent auditors' provision of any non-audit services to the Fund, the Fund's investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 100%

                  (c) 100%

                  (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ended August 31, 2004 and $85,252 for the fiscal year ended August 31, 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Adviser has adopted proxy voting guidelines (the "Guidelines") that provide as follows:

o The Adviser votes proxies in respect of a client's securities in the client's best economic interests and without regard to the interests of the Adviser or any other client of the Adviser.

o Unless the Adviser's Proxy Voting Committee (the "Committee") otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Adviser votes proxies in a manner consistent with the Guidelines.

o To avoid material conflicts of interest, the Adviser applies the Guidelines in an objective and consistent manner across client accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Committee votes in accordance with the Guidelines. For clients that are registered investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict and the Committee's determination of the manner in which to vote to the Fund's Board. For clients that are not investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the client's written direction.

o The Adviser also may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote.

The Adviser's Guidelines address how it will vote proxies on particular types of matters such as changes in corporate government structures, adoption of options plans and anti-takeover proposals. For example, the Adviser generally will:

o support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

o support option plans, if it believes that they provide for their administration by disinterested parties and provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth out of the company; and

o oppose anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of this filing, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHLAND FLOATING RATE ADVANTAGE FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 3, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 3, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date              NOVEMBER 3, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.